UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

(This Form N-CSR relates solely to the Registrant’s PGIM QMA Long-Short Equity Fund, PGIM Short Duration Muni Fund, PGIM US Real Estate Fund and PGIM QMA Large-Cap Core Equity PLUS Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	03/31/2021

Date of reporting period:	09/30/2020

Item 1 – Reports to Stockholders

PGIM QMA LONG-SHORT EQUITY FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Long-Short Equity Fund informative and useful. The report covers performance for the six-month period ended September 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart Parker, President

PGIM QMA Long-Short Equity Fund

November 16, 2020

PGIM QMA Long-Short Equity Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 9/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	–1.02	–21.33	–1.80	0.15 (5/29/14)
Class C	–1.49	–18.20	–1.43	0.29 (5/29/14)
Class Z	–0.91	–16.61	–0.44	1.30 (5/29/14)
Class R6	–0.91	–16.54	N/A	–3.68 (5/25/17)
S&P 500 Index
	31.27	15.14	14.14	—
Customized Blend Index
	15.05	8.58	7.76	—

Average Annual Total Returns as of 9/30/20 Since Inception (%)
			Class A, C, Z (5/29/14)	Class R6 (5/25/17)
S&P 500 Index			11.45	12.66
Customized Blend Index			6.32	7.37

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (the Index) is a model portfolio consisting of the S&P 500 Index (50%), which is unmanaged and provides a broad indicator of stock price movements, and the FTSE 3-Month Treasury Bill Index (50%), which is unmanaged and represents monthly return equivalents of yield averages of the last three-month Treasury bill issues.

S&P 500 Index—The S&P 500 Index (the Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Long-Short Equity Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 9/30/20

Ten Largest Holdings - Long	Line of Business	% of Net Assets
Microsoft Corp.	Software	4.0%
Facebook, Inc.(Class A Stock)	Interactive Media & Services	2.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	2.4%
Apple, Inc.	Technology Hardware, Storage & Peripherals	2.0%
AT&T, Inc.	Diversified Telecommunication Services	1.9%
Bristol-Myers Squibb Co.	Pharmaceuticals	1.8%
Lowe’s Cos., Inc.	Specialty Retail	1.8%
Oracle Corp.	Software	1.7%
Intuit, Inc.	Software	1.7%
Anthem, Inc.	Health Care Providers & Services	1.7%

Ten Largest Holdings - Short	Line of Business	% of Net Assets
Datadog, Inc. (Class A Stock)	Software	(1.7)%
Anaplan, Inc.	Software	(1.6)%
Elastic NV	Software	(1.6)%
Smartsheet, Inc. (Class A Stock)	Software	(1.5)%
Quaker Chemical Corp.	Chemicals	(1.5)%
Penumbra, Inc.	Health Care Equipment & Supplies	(1.5)%
MongoDB, Inc.	IT Services	(1.5)%
Boeing Co. (The)	Aerospace & Defense	(1.5)%
II-VI, Inc.	Electronic Equipment, Instruments & Components	(1.4)%
Cree, Inc.	Semiconductors & Semiconductor Equipment	(1.4)%

Holdings reflect only long-term Investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Long-Short Equity Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Long-Short Equity Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$989.80	2.00%	$9.98
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class C	Actual	$1,000.00	$985.10	2.75%	$13.68
	Hypothetical	$1,000.00	$1,011.28	2.75%	$13.87
Class Z	Actual	$1,000.00	$990.90	1.78%	$8.88
	Hypothetical	$1,000.00	$1,016.14	1.78%	$9.00
Class R6	Actual	$1,000.00	$990.90	1.79%	$8.93
	Hypothetical	$1,000.00	$1,016.09	1.79%	$9.05

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2020, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of September 30, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 99.9%

COMMON STOCKS

Aerospace & Defense 0.8%
BWX Technologies, Inc.	11,600	$653,196
Vectrus, Inc.*	5,700	216,600

		869,796

Automobiles 1.4%
General Motors Co.	50,700	1,500,213

Banks 0.8%
Customers Bancorp, Inc.*	56,500	632,800
Financial Institutions, Inc.	4,900	75,460
RBB Bancorp	2,800	31,752
Southern National Bancorp of Virginia, Inc.	8,300	72,044

		812,056

Biotechnology 6.3%
Alexion Pharmaceuticals, Inc.*	14,700	1,682,121
Biogen, Inc.*	5,800	1,645,344
Gilead Sciences, Inc.	2,900	183,251
Neurocrine Biosciences, Inc.*	15,400	1,480,864
Vertex Pharmaceuticals, Inc.*	6,600	1,795,992

		6,787,572

Building Products 2.0%
Masco Corp.	19,200	1,058,496
UFP Industries, Inc.	19,100	1,079,341

		2,137,837

Capital Markets 0.6%
Federated Hermes, Inc.	29,700	638,847

Chemicals 3.4%
Corteva, Inc.	60,200	1,734,362
LyondellBasell Industries NV (Class A Stock)	23,900	1,684,711
W.R. Grace & Co.	5,000	201,450

		3,620,523

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	9

Schedule of Investments  (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Commercial Services & Supplies 0.3%
Herman Miller, Inc.	3,400	$102,544
Interface, Inc.	36,500	223,380

		325,924

Communications Equipment 1.8%
NETGEAR, Inc.*	25,700	792,074
NetScout Systems, Inc.*	50,200	1,095,866

		1,887,940

Diversified Consumer Services 1.0%
Strategic Education, Inc.	12,100	1,106,787

Diversified Telecommunication Services 2.8%
AT&T, Inc.(u)	70,000	1,995,700
Verizon Communications, Inc.	17,300	1,029,177

		3,024,877

Electric Utilities 0.1%
NRG Energy, Inc.	4,600	141,404

Electrical Equipment 1.6%
Acuity Brands, Inc.	3,500	358,225
Atkore International Group, Inc.*	60,300	1,370,619

		1,728,844

Electronic Equipment, Instruments & Components 0.2%
Sanmina Corp.*	5,400	146,070
ScanSource, Inc.*	3,800	75,354

		221,424

Entertainment 1.9%
Electronic Arts, Inc.*	9,900	1,291,059
Lions Gate Entertainment Corp. (Class B Stock)*	86,000	749,920

		2,040,979

Equity Real Estate Investment Trusts (REITs) 1.1%
Weyerhaeuser Co.	41,000	1,169,320

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing 0.6%
Kroger Co. (The)	19,800	$671,418

Food Products 0.4%
Conagra Brands, Inc.	11,400	407,094
Kraft Heinz Co. (The)	2,100	62,895

		469,989

Gas Utilities 1.6%
UGI Corp.	51,400	1,695,172

Health Care Equipment & Supplies 5.8%
Hologic, Inc.*	16,500	1,096,755
Meridian Bioscience, Inc.*	64,800	1,100,304
Quidel Corp.*	7,700	1,689,226
STERIS PLC	3,500	616,665
West Pharmaceutical Services, Inc.	6,200	1,704,380

		6,207,330

Health Care Providers & Services 6.3%
Anthem, Inc.	6,800	1,826,412
Cigna Corp.	10,400	1,761,864
Humana, Inc.	4,400	1,821,116
McKesson Corp.	6,400	953,152
Universal Health Services, Inc. (Class B Stock)	3,100	331,762

		6,694,306

Health Care Technology 0.1%
HMS Holdings Corp.*	1,900	45,505

Hotels, Restaurants & Leisure 0.2%
Del Taco Restaurants, Inc.*	8,500	69,700
Domino’s Pizza, Inc.	300	127,584

		197,284

Household Durables 1.5%
D.R. Horton, Inc.	16,500	1,247,895
PulteGroup, Inc.	8,300	384,207

		1,632,102

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	11

Schedule of Investments  (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 0.0%
Reynolds Consumer Products, Inc.	1,200	$36,744

Insurance 0.5%
Heritage Insurance Holdings, Inc.	6,900	69,828
MetLife, Inc.	1,200	44,604
Stewart Information Services Corp.	10,000	437,300

		551,732

Interactive Media & Services 2.7%
Alphabet, Inc. (Class C Stock)*	162	238,075
Facebook, Inc. (Class A Stock)*(u)	10,200	2,671,380

		2,909,455

Internet & Direct Marketing Retail 5.1%
Amazon.com, Inc.*(u)	800	2,518,984
eBay, Inc.	25,500	1,328,550
Stamps.com, Inc.*	6,800	1,638,460

		5,485,994

IT Services 4.4%
Amdocs Ltd.	14,900	855,409
CACI International, Inc. (Class A Stock)*	7,100	1,513,436
Cognizant Technology Solutions Corp. (Class A Stock)	25,200	1,749,384
Hackett Group, Inc. (The)	40,000	447,200
International Money Express, Inc.*	6,800	97,682

		4,663,111

Leisure Products 1.4%
American Outdoor Brands, Inc.*	17,600	229,328
Malibu Boats, Inc. (Class A Stock)*	4,100	203,196
Smith & Wesson Brands, Inc.	70,400	1,092,608

		1,525,132

Life Sciences Tools & Services 1.6%
Charles River Laboratories International, Inc.*	5,300	1,200,185
Thermo Fisher Scientific, Inc.	1,200	529,824

		1,730,009

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Metals & Mining 1.1%
Newmont Corp.	19,000	$1,205,550

Mortgage Real Estate Investment Trusts (REITs) 1.7%
Colony Credit Real Estate, Inc.	24,800	121,768
Great Ajax Corp.	5,400	44,766
Starwood Property Trust, Inc.	107,100	1,616,139

		1,782,673

Multi-Utilities 2.5%
MDU Resources Group, Inc.	62,600	1,408,500
Public Service Enterprise Group, Inc.	23,200	1,273,912

		2,682,412

Paper & Forest Products 0.9%
Boise Cascade Co.	24,200	966,064

Personal Products 1.0%
Nu Skin Enterprises, Inc. (Class A Stock)	21,100	1,056,899

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	31,700	1,911,193
Eli Lilly & Co.	9,400	1,391,388
Merck & Co., Inc.	7,600	630,420
Supernus Pharmaceuticals, Inc.*	18,300	381,372

		4,314,373

Road & Rail 0.6%
Werner Enterprises, Inc.	14,700	617,253

Semiconductors & Semiconductor Equipment 6.4%
Applied Materials, Inc.	19,600	1,165,220
FormFactor, Inc.*	46,500	1,159,245
Intel Corp.	26,400	1,366,992
MKS Instruments, Inc.	10,800	1,179,684
Semtech Corp.*	26,500	1,403,440
Skyworks Solutions, Inc.	3,800	552,900

		6,827,481

Software 16.3%
Adobe, Inc.*	3,100	1,520,333
Cadence Design Systems, Inc.*	13,200	1,407,516

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	13

Schedule of Investments  (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Software (cont’d.)
ChannelAdvisor Corp.*	33,200	$480,404
Ebix, Inc.	24,500	504,700
Fortinet, Inc.*	9,500	1,119,195
Intuit, Inc.	5,600	1,826,776
Manhattan Associates, Inc.*	13,600	1,298,664
Microsoft Corp.(u)	20,500	4,311,765
MicroStrategy, Inc. (Class A Stock)*	9,700	1,460,432
NortonLifeLock, Inc.	7,500	156,300
OneSpan, Inc.*	43,400	909,664
Oracle Corp.	30,600	1,826,820
Progress Software Corp.	2,700	99,036
Telenav, Inc.*	24,000	86,400
Verint Systems, Inc.*	8,100	390,258

		17,398,263

Specialty Retail 3.0%
AutoNation, Inc.*	1,800	95,274
Lowe’s Cos., Inc.	11,400	1,890,804
O’Reilly Automotive, Inc.*	2,600	1,198,808

		3,184,886

Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.(u)	18,400	2,130,904

Tobacco 0.4%
Altria Group, Inc.	10,000	386,400

Trading Companies & Distributors 1.7%
Foundation Building Materials, Inc.*	9,800	154,056
GMS, Inc.*	68,000	1,638,800

		1,792,856

TOTAL LONG-TERM INVESTMENTS (cost $94,044,643)		106,875,640

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUND 1.5%
PGIM Core Ultra Short Bond Fund (cost $1,583,656)(w)	1,583,656	1,583,656

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.6%
U.S. Treasury Bills (cost $699,850)	0.100%	12/17/20	700	$699,858

TOTAL SHORT-TERM INVESTMENTS (cost $2,283,506)				2,283,514

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $96,328,149)				109,159,154

			Shares

SECURITIES SOLD SHORT (58.1)%

COMMON STOCKS

Aerospace & Defense (2.3)%
Boeing Co. (The)			9,500	(1,569,970)
TransDigm Group, Inc.			1,900	(902,728)

				(2,472,698)

Biotechnology (3.5)%
Biohaven Pharmaceutical Holding Co. Ltd.*			12,900	(838,629)
Blueprint Medicines Corp.*			8,100	(750,870)
Global Blood Therapeutics, Inc.*			9,800	(540,372)
Karuna Therapeutics, Inc.*			5,100	(394,332)
Mirati Therapeutics, Inc.*			5,000	(830,250)
TG Therapeutics, Inc.*			8,100	(216,756)
Vericel Corp.*			6,700	(124,151)

				(3,695,360)

Capital Markets (0.4)%
Moelis & Co. (Class A Stock)			9,500	(333,830)
Tradeweb Markets, Inc. (Class A Stock)			2,000	(116,000)

				(449,830)

Chemicals (3.0)%
Albemarle Corp.			16,100	(1,437,408)
Livent Corp.*			17,200	(154,284)
Quaker Chemical Corp.			9,000	(1,617,390)

				(3,209,082)

Commercial Services & Supplies (0.3)%
US Ecology, Inc.			8,900	(290,763)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	15

Schedule of Investments  (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment (0.0)%
Applied Optoelectronics, Inc.*	3,500	$(39,375)

Construction & Engineering (0.5)%
Ameresco, Inc. (Class A Stock)*	5,300	(177,020)
Dycom Industries, Inc.*	4,600	(242,972)
NV5 Global, Inc.*	3,100	(163,587)

		(583,579)

Consumer Finance (0.7)%
LendingTree, Inc.*	2,300	(705,847)

Diversified Consumer Services (0.0)%
Aspen Group, Inc.*	4,100	(45,797)

Diversified Telecommunication Services (0.1)%
Iridium Communications, Inc.*	2,200	(56,276)

Electrical Equipment (1.0)%
Sunrun, Inc.*	13,400	(1,032,738)

Electronic Equipment, Instruments & Components (2.0)%
II-VI, Inc.*	37,900	(1,537,224)
nLight, Inc.*	27,600	(648,048)

		(2,185,272)

Food & Staples Retailing (1.1)%
Chefs’ Warehouse, Inc. (The)*	8,200	(119,228)
Sysco Corp.	17,000	(1,057,740)

		(1,176,968)

Food Products (0.5)%
Beyond Meat, Inc.*	1,900	(315,514)
Landec Corp.*	8,900	(86,508)
Limoneira Co.	6,200	(88,660)

		(490,682)

Health Care Equipment & Supplies (4.6)%
Glaukos Corp.*	16,900	(836,888)
OrthoPediatrics Corp.*	10,500	(482,160)
Penumbra, Inc.*	8,100	(1,574,478)

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)
Shockwave Medical, Inc.*	13,500	$(1,023,300)
SI-BONE, Inc.*	4,300	(101,996)
Silk Road Medical, Inc.*	9,900	(665,379)
Tactile Systems Technology, Inc.*	5,300	(193,927)

		(4,878,128)

Health Care Providers & Services (3.3)%
1Life Healthcare, Inc.*	19,300	(547,348)
Guardant Health, Inc.*	7,700	(860,706)
HealthEquity, Inc.*	26,300	(1,351,031)
PetIQ, Inc.*	19,400	(638,648)
Surgery Partners, Inc.*	7,700	(168,630)

		(3,566,363)

Health Care Technology (0.8)%
Inspire Medical Systems, Inc.*	6,500	(838,825)

Hotels, Restaurants & Leisure (1.5)%
SeaWorld Entertainment, Inc.*	8,600	(169,592)
Shake Shack, Inc. (Class A Stock)*	5,200	(335,296)
Wynn Resorts Ltd.	15,200	(1,091,512)

		(1,596,400)

Independent Power & Renewable Electricity Producers (0.7)%
Sunnova Energy International, Inc.*	24,500	(745,045)

Insurance (0.4)%
Kinsale Capital Group, Inc.	2,300	(437,414)

Internet & Direct Marketing Retail (0.7)%
Expedia Group, Inc.	5,600	(513,464)
RealReal, Inc. (The)*	18,800	(272,036)

		(785,500)

IT Services (4.2)%
Fastly, Inc. (Class A Stock)*	15,500	(1,452,040)
Fidelity National Information Services, Inc.	8,000	(1,177,680)
MongoDB, Inc.*	6,800	(1,574,268)
Repay Holdings Corp.*	11,400	(267,900)

		(4,471,888)

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	17

Schedule of Investments  (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Leisure Products (2.3)%
Callaway Golf Co.	20,400	$(390,456)
Hasbro, Inc.	14,100	(1,166,352)
Peloton Interactive, Inc. (Class A Stock)*	8,800	(873,312)

		(2,430,120)

Life Sciences Tools & Services (3.1)%
Adaptive Biotechnologies Corp.*	16,900	(821,847)
Codexis, Inc.*	41,500	(487,210)
NanoString Technologies, Inc.*	19,300	(862,710)
NeoGenomics, Inc.*	23,500	(866,915)
Quanterix Corp.*	9,800	(330,652)

		(3,369,334)

Machinery (0.1)%
Chart Industries, Inc.*	1,900	(133,513)

Media (0.9)%
Cardlytics, Inc.*	13,300	(938,581)

Metals & Mining (0.2)%
Allegheny Technologies, Inc.*	21,300	(185,736)

Oil, Gas & Consumable Fuels (0.2)%
PDC Energy, Inc.*	17,200	(213,194)

Pharmaceuticals (0.5)%
Reata Pharmaceuticals, Inc. (Class A Stock)*	5,100	(496,842)
WaVe Life Sciences Ltd.*	5,900	(50,091)

		(546,933)

Professional Services (1.0)%
Upwork, Inc.*	61,200	(1,067,328)
Willdan Group, Inc.*	2,000	(51,020)

		(1,118,348)

Real Estate Management & Development (1.4)%
Redfin Corp.*	29,500	(1,472,935)

Semiconductors & Semiconductor Equipment (2.3)%
Cree, Inc.*	23,400	(1,491,516)

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)
Impinj, Inc.*	10,400	$(274,040)
SunPower Corp.*	55,500	(694,305)

		(2,459,861)

Software (11.1)%
8x8, Inc.*	33,500	(520,925)
Anaplan, Inc.*	27,200	(1,702,176)
Cloudflare, Inc. (Class A Stock)*	28,800	(1,182,528)
Datadog, Inc. (Class A Stock)*	17,500	(1,787,800)
Elastic NV*	15,500	(1,672,295)
Everbridge, Inc.*	6,200	(779,526)
Pluralsight, Inc. (Class A Stock)*	13,900	(238,107)
PROS Holdings, Inc.*	5,500	(175,670)
Slack Technologies, Inc. (Class A Stock)*	47,400	(1,273,164)
Smartsheet, Inc. (Class A Stock)*	33,000	(1,630,860)
Splunk, Inc.*	4,600	(865,398)

		(11,828,449)

Specialty Retail (1.6)%
Carvana Co.*	3,800	(847,628)
Floor & Decor Holdings, Inc. (Class A Stock)*	11,900	(890,120)

		(1,737,748)

Textiles, Apparel & Luxury Goods (0.6)%
Under Armour, Inc. (Class A Stock)*	56,500	(634,495)

Water Utilities (1.2)%
Essential Utilities, Inc.	33,200	(1,336,300)

TOTAL SECURITIES SOLD SHORT (proceeds received $52,795,165)		(62,159,377)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 43.9% (cost $43,532,984)		46,999,777
Other assets in excess of liabilities(z) 56.1%		60,030,989

NET ASSETS 100.0%		$107,030,766

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

LIBOR—London Interbank Offered Rate

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
20	S&P 500 E-Mini Index	Dec. 2020	$3,352,000	$ 21,735

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Goldman Sachs & Co. LLC	$—	$699,858

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$869,796	$—	$—
Automobiles	1,500,213	—	—
Banks	812,056	—	—
Biotechnology	6,787,572	—	—
Building Products	2,137,837	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Capital Markets	$638,847	$—	$—
Chemicals	3,620,523	—	—
Commercial Services & Supplies	325,924	—	—
Communications Equipment	1,887,940	—	—
Diversified Consumer Services	1,106,787	—	—
Diversified Telecommunication Services	3,024,877	—	—
Electric Utilities	141,404	—	—
Electrical Equipment	1,728,844	—	—
Electronic Equipment, Instruments & Components	221,424	—	—
Entertainment	2,040,979	—	—
Equity Real Estate Investment Trusts (REITs)	1,169,320	—	—
Food & Staples Retailing	671,418	—	—
Food Products	469,989	—	—
Gas Utilities	1,695,172	—	—
Health Care Equipment & Supplies	6,207,330	—	—
Health Care Providers & Services	6,694,306	—	—
Health Care Technology	45,505	—	—
Hotels, Restaurants & Leisure	197,284	—	—
Household Durables	1,632,102	—	—
Household Products	36,744	—	—
Insurance	551,732	—	—
Interactive Media & Services	2,909,455	—	—
Internet & Direct Marketing Retail	5,485,994	—	—
IT Services	4,663,111	—	—
Leisure Products	1,525,132	—	—
Life Sciences Tools & Services	1,730,009	—	—
Metals & Mining	1,205,550	—	—
Mortgage Real Estate Investment Trusts (REITs)	1,782,673	—	—
Multi-Utilities	2,682,412	—	—
Paper & Forest Products	966,064	—	—
Personal Products	1,056,899	—	—
Pharmaceuticals	4,314,373	—	—
Road & Rail	617,253	—	—
Semiconductors & Semiconductor Equipment	6,827,481	—	—
Software	17,398,263	—	—
Specialty Retail	3,184,886	—	—
Technology Hardware, Storage & Peripherals	2,130,904	—	—
Tobacco	386,400	—	—
Trading Companies & Distributors.	1,792,856	—	—
Affiliated Mutual Fund	1,583,656	—	—
U.S. Treasury Obligation	—	699,858	—

Total	$108,459,296	$699,858	$—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities
Common Stocks - Short
Aerospace & Defense	$(2,472,698)	$—	$—
Biotechnology	(3,695,360)	—	—
Capital Markets	(449,830)	—	—
Chemicals	(3,209,082)	—	—
Commercial Services & Supplies	(290,763)	—	—
Communications Equipment	(39,375)	—	—
Construction & Engineering	(583,579)	—	—
Consumer Finance	(705,847)	—	—
Diversified Consumer Services	(45,797)	—	—
Diversified Telecommunication Services	(56,276)	—	—
Electrical Equipment	(1,032,738)	—	—
Electronic Equipment, Instruments & Components	(2,185,272)	—	—
Food & Staples Retailing	(1,176,968)	—	—
Food Products	(490,682)	—	—
Health Care Equipment & Supplies	(4,878,128)	—	—
Health Care Providers & Services	(3,566,363)	—	—
Health Care Technology	(838,825)	—	—
Hotels, Restaurants & Leisure	(1,596,400)	—	—
Independent Power & Renewable Electricity Producers	(745,045)	—	—
Insurance	(437,414)	—	—
Internet & Direct Marketing Retail	(785,500)	—	—
IT Services	(4,471,888)	—	—
Leisure Products	(2,430,120)	—	—
Life Sciences Tools & Services	(3,369,334)	—	—
Machinery	(133,513)	—	—
Media	(938,581)	—	—
Metals & Mining	(185,736)	—	—
Oil, Gas & Consumable Fuels	(213,194)	—	—
Pharmaceuticals	(546,933)	—	—
Professional Services	(1,118,348)	—	—
Real Estate Management & Development	(1,472,935)	—	—
Semiconductors & Semiconductor Equipment	(2,459,861)	—	—
Software	(11,828,449)	—	—
Specialty Retail	(1,737,748)	—	—
Textiles, Apparel & Luxury Goods	(634,495)	—	—
Water Utilities	(1,336,300)	—	—

Total	$(62,159,377)	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$21,735	$—	$—

See Notes to Financial Statements.

22

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2020 were as follows:

Software	16.3%
Semiconductors & Semiconductor Equipment	6.4
Biotechnology	6.3
Health Care Providers & Services	6.3
Health Care Equipment & Supplies	5.8
Internet & Direct Marketing Retail	5.1
IT Services	4.4
Pharmaceuticals	4.0
Chemicals	3.4
Specialty Retail	3.0
Diversified Telecommunication Services	2.8
Interactive Media & Services	2.7
Multi-Utilities	2.5
Building Products	2.0
Technology Hardware, Storage & Peripherals	2.0
Entertainment	1.9
Communications Equipment	1.8
Trading Companies & Distributors	1.7
Mortgage Real Estate Investment Trusts (REITs)	1.7
Life Sciences Tools & Services	1.6
Electrical Equipment	1.6
Gas Utilities	1.6
Household Durables	1.5
Affiliated Mutual Fund	1.5
Leisure Products	1.4
Automobiles	1.4
Metals & Mining	1.1
Equity Real Estate Investment Trusts (REITs)	1.1
Diversified Consumer Services	1.0
Personal Products	1.0
Paper & Forest Products	0.9
Aerospace & Defense	0.8
Banks	0.8
U.S. Treasury Obligations	0.6
Food & Staples Retailing	0.6
Capital Markets	0.6
Road & Rail	0.6
Insurance	0.5
Food Products	0.4
Tobacco	0.4
Commercial Services & Supplies	0.3
Electronic Equipment, Instruments & Components	0.2
Hotels, Restaurants & Leisure	0.2
Electric Utilities	0.1
Health Care Technology	0.1
Household Products	0.0	*
Securities Sold Short
Communications Equipment	(0.0	)*
Diversified Consumer Services	(0.0	)*
Diversified Telecommunication Services	(0.1)

Machinery	(0.1)%
Metals & Mining	(0.2)
Oil, Gas & Consumable Fuels	(0.2)
Commercial Services & Supplies	(0.3)
Insurance	(0.4)
Capital Markets	(0.4)
Food Products	(0.5)
Pharmaceuticals	(0.5)
Construction & Engineering	(0.5)
Textiles, Apparel & Luxury Goods	(0.6)
Consumer Finance	(0.7)
Independent Power & Renewable Electricity Producers	(0.7)
Internet & Direct Marketing Retail	(0.7)
Health Care Technology	(0.8)
Media	(0.9)
Electrical Equipment	(1.0)
Professional Services	(1.0)
Food & Staples Retailing	(1.1)
Water Utilities	(1.2)
Real Estate Management & Development	(1.4)
Hotels, Restaurants & Leisure	(1.5)
Specialty Retail	(1.6)
Electronic Equipment, Instruments & Components	(2.0)
Leisure Products	(2.3)
Semiconductors & Semiconductor Equipment	(2.3)
Aerospace & Defense	(2.3)
Chemicals	(3.0)
Life Sciences Tools & Services	(3.1)
Health Care Providers & Services	(3.3)
Biotechnology	(3.5)
IT Services	(4.2)
Health Care Equipment & Supplies	(4.6)
Software	(11.1)

43.9
Other assets in excess of liabilities	56.1

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of September 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$21,735	*	—	$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended September 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$2,516,684

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$(186,395)

For the six months ended September 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$6,792,397

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the fiscal year ended September 30, 2020.

See Notes to Financial Statements.

24

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities Sold Short	Barclays Capital Group	$(62,159,377)	$62,159,377	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	25

Statement of Assets and Liabilities (unaudited)

as of September 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $94,744,493)	$107,575,498
Affiliated investments (cost $1,583,656)	1,583,656
Deposit with broker for securities sold short	60,506,258
Receivable for Fund shares sold	235,186
Dividends and interest receivable	111,781
Due from broker—variation margin futures	18,300
Prepaid expenses	1,731

Total Assets	170,032,410

Liabilities
Securities sold short, at value (proceeds received $52,795,165)	62,159,377
Payable for Fund shares reacquired	585,485
Accrued expenses and other liabilities	131,406
Management fee payable	83,441
Dividends and interest payable on securities sold short	25,819
Distribution fee payable	12,491
Trustees’ fees payable	2,148
Affiliated transfer agent fee payable	1,477

Total Liabilities	63,001,644

Net Assets	$107,030,766

Net assets were comprised of:
Shares of beneficial interest, at par	$10,998
Paid-in capital in excess of par	140,482,835
Total distributable earnings (loss)	(33,463,067)

Net assets, September 30, 2020	$107,030,766

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share,
($12,364,601 ÷ 1,278,690 shares of beneficial interest issued and outstanding)	$9.67
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.23

Class C
Net asset value, offering price and redemption price per share,
($11,479,253 ÷ 1,239,403 shares of beneficial interest issued and outstanding)	$9.26

Class Z
Net asset value, offering price and redemption price per share,
($64,727,130 ÷ 6,598,282 shares of beneficial interest issued and outstanding)	$9.81

Class R6
Net asset value, offering price and redemption price per share,
($18,459,782 ÷ 1,882,005 shares of beneficial interest issued and outstanding)	$9.81

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	27

Statement of Operations (unaudited)

Six Months Ended September 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$925,807
Interest income	143,114
Affiliated dividend income	12,310

Total income	1,081,231

Expenses
Management fee	857,658
Distribution fee(a)	96,606
Broker fees and expenses on short sales	264,487
Dividend expense on short sales	124,122
Transfer agent’s fees and expenses (including affiliated expense of $ 6,381)(a)	97,152
Custodian and accounting fees	37,674
Registration fees(a)	32,345
Audit fee	17,552
Shareholders’ reports	16,985
Legal fees and expenses	9,006
Trustees’ fees	8,198
Miscellaneous	12,841

Total expenses	1,574,626
Less: Fee waiver and/or expense reimbursement(a)	(155,350)
Distribution fee waiver(a)	(4,017)

Net expenses	1,415,259

Net investment income (loss)	(334,028)

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	4,281,345
Futures transactions	2,516,684
Short sales transactions	(25,090,647)

(18,292,618)

Net change in unrealized appreciation (depreciation) on:
Investments	38,246,645
Futures	(186,395)
Short sales	(16,406,861)

21,653,389

Net gain (loss) on investment transactions	3,360,771

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,026,743

See Notes to Financial Statements.

28

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	24,105	72,501	—	—
Transfer agent’s fees and expenses	10,389	10,787	73,922	2,054
Registration fees	8,185	6,843	11,163	6,154
Fee waiver and/or expense reimbursement	(21,488)	(20,258)	(101,267)	(12,337)
Distribution fee waiver	(4,017)	—	—	—

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	29

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2020	Year Ended March 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(334,028)	$2,271,403
Net realized gain (loss) on investment transactions	(18,292,618)	(17,677,368)
Net change in unrealized appreciation (depreciation) on investments	21,653,389	(37,770,859)

Net increase (decrease) in net assets resulting from operations	3,026,743	(53,176,824)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(1,423,510)
Class C	—	(1,183,375)
Class Z	—	(12,716,071)
Class R6	—	(2,950,427)

	—	(18,273,383)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	17,178,887	106,570,625
Net asset value of shares issued in reinvestment of dividends and distributions	—	16,005,571
Cost of shares reacquired	(108,999,154)	(351,365,335)

Net increase (decrease) in net assets from Fund share transactions	(91,820,267)	(228,789,139)

Total increase (decrease)	(88,793,524)	(300,239,346)

Net Assets:
Beginning of period	195,824,290	496,063,636

End of period	$107,030,766	$195,824,290

See Notes to Financial Statements.

30

Notes to Financial Statements (unaudited)

1.     Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Long-Short Equity Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.     Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

PGIM QMA Long-Short Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

32

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

PGIM QMA Long-Short Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

Short Sales: The Fund sold a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received.

Short sales and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the

34

ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.     Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

PGIM QMA Long-Short Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA” or the “subadviser”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 1.15% average daily net assets up to and including $5 billion and 1.13% on average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 1.15% for the reporting period ended September 30, 2020.

The Manager has contractually agreed, through July 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.50% of average daily net assets for Class A shares, 2.25% of average daily net assets for Class C shares, 1.25% of average daily net assets for Class Z shares and 1.25% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes, (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the

36

Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended September 30, 2020, PIMS received $1,597 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2020, PIMS received $100 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.     Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2020, no 17a-7 transactions were entered into by the Fund.

PGIM QMA Long-Short Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

5.     Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2020, were $215,294,992 and $278,827,517, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$4,530,369	$64,871,065	$67,817,778	$—	$—	$1,583,656	1,583,656	$12,310

*	The Fund did not have any capital gain distributions during the reporting period.

6.     Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2020 were as follows:

Tax Basis	$ 44,502,059

Gross Unrealized Appreciation	19,051,622
Gross Unrealized Depreciation	(16,532,169)

Net Unrealized Appreciation	$ 2,519,453

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of September 30, 2020 of approximately $19,615,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2020 are subject to such review.

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7.     Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	6	83.4%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2020:
Shares sold	14,976	$155,216
Shares reacquired	(492,034)	(5,035,125)

Net increase (decrease) in shares outstanding before conversion	(477,058)	(4,879,909)
Shares issued upon conversion from other share class(es)	46,124	468,124
Shares reacquired upon conversion into other share class(es)	(47,624)	(485,622)

Net increase (decrease) in shares outstanding	(478,558)	$(4,897,407)

Year ended March 31, 2020:
Shares sold	132,124	$1,562,382
Shares issued in reinvestment of dividends and distributions	119,394	1,416,017
Shares reacquired	(2,152,729)	(25,217,406)

Net increase (decrease) in shares outstanding before conversion	(1,901,211)	(22,239,007)
Shares issued upon conversion from other share class(es)	302,101	3,647,447
Shares reacquired upon conversion into other share class(es)	(121,566)	(1,457,758)

Net increase (decrease) in shares outstanding	(1,720,676)	$(20,049,318)

PGIM QMA Long-Short Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended September 30, 2020:
Shares sold	2,738	$27,812
Shares reacquired	(453,408)	(4,431,236)

Net increase (decrease) in shares outstanding before conversion	(450,670)	(4,403,424)
Shares reacquired upon conversion into other share class(es)	(22,454)	(220,648)

Net increase (decrease) in shares outstanding	(473,124)	$(4,624,072)

Year ended March 31, 2020:
Shares sold	64,125	$744,190
Shares issued in reinvestment of dividends and distributions	103,528	1,183,320
Shares reacquired	(1,014,407)	(11,300,215)

Net increase (decrease) in shares outstanding before conversion	(846,754)	(9,372,705)
Shares reacquired upon conversion into other share class(es)	(480,190)	(5,577,245)

Net increase (decrease) in shares outstanding	(1,326,944)	$(14,949,950)

Class Z
Six months ended September 30, 2020:
Shares sold	660,322	$6,847,730
Shares reacquired	(6,572,189)	(67,649,514)

Net increase (decrease) in shares outstanding before conversion	(5,911,867)	(60,801,784)
Shares issued upon conversion from other share class(es)	67,118	692,726
Shares reacquired upon conversion into other share class(es)	(39,066)	(401,213)

Net increase (decrease) in shares outstanding	(5,883,815)	$(60,510,271)

Year ended March 31, 2020:
Shares sold	5,273,913	$63,705,491
Shares issued in reinvestment of dividends and distributions	1,052,839	12,644,602
Shares reacquired	(21,465,282)	(250,542,168)

Net increase (decrease) in shares outstanding before conversion	(15,138,530)	(174,192,075)
Shares issued upon conversion from other share class(es)	452,976	5,518,599
Shares reacquired upon conversion into other share class(es)	(175,699)	(2,135,163)

Net increase (decrease) in shares outstanding	(14,861,253)	$(170,808,639)

Class R6
Six months ended September 30, 2020:
Shares sold	973,234	$10,148,129
Shares reacquired	(3,047,188)	(31,883,279)

Net increase (decrease) in shares outstanding before conversion	(2,073,954)	(21,735,150)
Shares reacquired upon conversion into other share class(es)	(5,331)	(53,367)

Net increase (decrease) in shares outstanding	(2,079,285)	$(21,788,517)

Year ended March 31, 2020:
Shares sold	3,278,642	$40,558,562
Shares issued in reinvestment of dividends and distributions	63,469	761,632
Shares reacquired	(5,373,081)	(64,305,546)

Net increase (decrease) in shares outstanding before conversion	(2,030,970)	(22,985,352)
Shares issued upon conversion from other share class(es)	340	4,120

Net increase (decrease) in shares outstanding	(2,030,630)	$(22,981,232)

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8.     Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2020. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $7,665,333, borrowed at a weighted average interest rate of 1.37%. The maximum loan outstanding amount during the period was $20,035,000. At September 30, 2020, the Fund did not have an outstanding loan amount.

9.     Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

PGIM QMA Long-Short Equity Fund	41

Notes to Financial Statements (unaudited) (continued)

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline.

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Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

10.     Recent Accounting Pronouncements and Reporting Updates

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Long-Short Equity Fund	43

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.76		$12.35	$12.56	$11.86	$11.35	$11.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.06	0.06	(0.04)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.06	)(b)	(1.98)	(0.06)	0.74	0.77	0.41
Total from investment operations	(0.09)		(1.92)	-	0.70	0.70	0.40
Less Dividends and Distributions:
Dividends from net investment income	-		(0.11)	-	-	-	-
Distributions from net realized gains	-		(0.56)	(0.21)	-	(0.19)	(0.05)
Total dividends and distributions	-		(0.67)	(0.21)	-	(0.19)	(0.05)
Net asset value, end of period	$9.67		$9.76	$12.35	$12.56	$11.86	$11.35
Total Return(c):	(1.02)%		(16.43)%	0.06%	5.90%	6.17%	3.67%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,365		$17,149	$42,954	$51,585	$33,579	$83,612
Average net assets (000)	$16,026		$29,067	$49,694	$39,444	$69,722	$28,971
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	2.00	%(g)	2.07%	2.15%	2.44%	2.30%	2.45%
Expenses before waivers and/or expense reimbursement(f)	2.32	%(g)	2.22%	2.28%	2.59%	2.44%	2.64%
Net investment income (loss)	(0.55	)%(g)	0.49%	0.46%	(0.35)%	(0.59)%	(0.07)%
Portfolio turnover rate(h)	99%		142%	160%	83%	83%	160%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.50%, 0.56%, 0.65%, 0.94%, 0.72% and 0.70%, for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019, March 31, 2018, March 31, 2017 and March 31, 2016, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

44

Class C Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.38		$11.90	$12.20	$11.61	$11.20	$10.93
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.03)	(0.03)	(0.14)	(0.15)	(0.08)
Net realized and unrealized gain (loss) on investment transactions	(0.06	)(b)	(1.91)	(0.06)	0.73	0.75	0.40
Total from investment operations	(0.12)		(1.94)	(0.09)	0.59	0.60	0.32
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)	-	-	-	-
Distributions from net realized gains	-		(0.56)	(0.21)	-	(0.19)	(0.05)
Total dividends and distributions	-		(0.58)	(0.21)	-	(0.19)	(0.05)
Net asset value, end of period	$9.26		$9.38	$11.90	$12.20	$11.61	$11.20
Total Return(c):	(1.49)%		(17.01)%	(0.68)%	5.08%	5.35%	2.96%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11,479		$16,069	$36,168	$36,903	$32,783	$22,165
Average net assets (000)	$14,461		$26,594	$37,987	$34,263	$29,401	$5,719
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	2.75	%(g)	2.82%	2.91%	3.21%	3.08%	3.22%
Expenses before waivers and/or expense reimbursement(f)	3.03	%(g)	2.94%	3.00%	3.31%	3.19%	3.37%
Net investment income (loss)	(1.31	)%(g)	(0.26)%	(0.26)%	(1.12)%	(1.31)%	(0.74)%
Portfolio turnover rate(h)	99%		142%	160%	83%	83%	160%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.50%, 0.57%, 0.65%, 0.96%, 0.77% and 0.71%, for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019, March 31, 2018, March 31, 2017 and March 31, 2016, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	45

Financial Highlights (unaudited)(continued)

Class Z Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.89		$12.51	$12.69	$11.95	$11.41	$11.03
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.09	0.09	(0.01)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.06	)(b)	(2.01)	(0.06)	0.75	0.77	0.44
Total from investment operations	(0.08)		(1.92)	0.03	0.74	0.73	0.43
Less Dividends and Distributions:
Dividends from net investment income	-		(0.14)	-	-	-	-
Distributions from net realized gains	-		(0.56)	(0.21)	-	(0.19)	(0.05)
Total dividends and distributions	-		(0.70)	(0.21)	-	(0.19)	(0.05)
Net asset value, end of period	$9.81		$9.89	$12.51	$12.69	$11.95	$11.41
Total Return(c):	(0.91)%		(16.25)%	0.30%	6.19%	6.40%	3.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$64,727		$123,443	$342,001	$395,409	$274,663	$163,592
Average net assets (000)	$92,899		$253,412	$391,781	$312,993	$199,471	$67,895
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement(f)	1.78	%(g)	1.82%	1.91%	2.19%	2.08%	2.18%
Expenses before waivers and/orexpense reimbursement(f)	2.00	%(g)	1.88%	1.96%	2.27%	2.19%	2.40%
Net investment income (loss)	(0.32	)%(g)	0.75%	0.73%	(0.11)%	(0.31)%	(0.07)%
Portfolio turnover rate(h)	99%		142%	160%	83%	83%	160%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.52%, 0.57%, 0.65%, 0.94%, 0.78% and 0.68%, for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019, March 31, 2018, March 31, 2017 and March 31, 2016, respectively.

(g)	Annualized.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

46

Class R6 Shares
	Six Months Ended September 30, 2020		Year Ended March 31,		May 25, 2017(a) through March 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.89		$12.51	$12.68	$11.98
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.08	0.12	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(0.06	)(c)	(2.00)	(0.08)	0.71
Total from investment operations	(0.08)		(1.92)	0.04	0.70
Less Dividends and Distributions:
Dividends from net investment income	-		(0.14)	-	-
Distributions from net realized gains	-		(0.56)	(0.21)	-
Total dividends and distributions	-		(0.70)	(0.21)	-
Net asset value, end of period	$9.81		$9.89	$12.51	$12.68
Total Return(d):	(0.91)%		(16.25)%	0.38%	5.84%

Ratios/Supplemental Data:
Net assets, end of period (000)	$18,460		$39,163	$74,941	$16,090
Average net assets (000)	$25,365		$44,915	$30,635	$15,834
Ratios to average net assets(e)(f):
Expenses after waivers and/or expense reimbursement(g)	1.79	%(h)	1.82%	1.91%	2.24	%(h)
Expenses before waivers and/or expense reimbursement(g)	1.89	%(h)	1.83%	1.94%	2.30	%(h)
Net investment income (loss)	(0.36	)%(h)	0.67%	0.92%	(0.05	)%(h)
Portfolio turnover rate(i)	99%		142%	160%	83%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(e)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.54%, 0.57%, 0.65% and 0.99%, for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Long-Short Equity Fund	47

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

48

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Long-Short Equity Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

[1]	PGIM QMA Long-Short Equity Fund is a series of Prudential Investment Portfolios 12.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Long-Short Equity Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund

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expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	3rd Quartile	2nd Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.
•

The Board also considered PGIM Investments’ explanation that the Fund’s underperformance against its benchmark index was driven by the Fund’s long exposure to value stocks and short exposure to expensive, high-growth stocks. The Board noted that the Fund’s underperformance during the periods identified above was largely the result of underperformance during one year, 2019. In that regard, the Board noted that when it considered the performance of the Fund one year before, the Fund ranked in the second quartile of its Peer Group over the one- and five-year periods ended December 31, 2018.

•	The Board also considered PGIM Investments’ assertion that the Fund has ranked above its Peer Universe median over the past five years, adding value through both long and short positioning.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class Z shares, and 1.25% for Class R6 shares through July 31, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Long-Short Equity Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Long-Short Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LONG-SHORT EQUITY FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PLHAX	PLHCX	PLHZX	PLHQX
CUSIP	744336868	744336850	744336843	744336736

MF221E2

PGIM SHORT DURATION MUNI FUND

(Formerly, PGIM Short Duration Muni High Income Fund)

SEMIANNUAL REPORT

SEPTEMBER 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Short Duration Muni Fund informative and useful. The report covers performance for the six-month period ended September 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Short Duration Muni Fund

November 16, 2020

PGIM Short Duration Muni Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 9/30/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	4.02	–0.22	2.24	2.38 (5/29/14)
Class C	3.62	0.30	1.93	1.96 (5/29/14)
Class Z	4.09	2.27	2.95	2.99 (5/29/14)
Class R6	4.21	2.38	N/A	3.16 (5/25/17)
Bloomberg Barclays 1-8 Year Municipal Index*
	3.62	3.88	2.44	—
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index
	4.00	2.95	2.61	—
Bloomberg Barclays Municipal Bond Index
	3.99	4.09	3.84	—

Average Annual Total Returns as of 9/30/20 Since Inception (%)
			Class A, C, Z (5/29/14)	Class R6 (5/25/17)
Bloomberg Barclays 1-8 Year Municipal Index*			2.28	2.72
Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index			2.30	3.75
Bloomberg Barclays Municipal Bond Index			3.79	4.06

*The Fund’s total returns prior to April 1, 2020 as reflected in the table are the returns of the Fund when it followed different investment strategies under the name “PGIM Short Duration Muni High Income Fund.” The table compares the Fund’s performance to that of the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index. Effective as of April 1, 2020, the Bloomberg Barclays 1-8 Year Municipal Index replaced the Bloomberg Barclays Municipal Bond Index and the Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index as the performance benchmark against which the Fund measures its performance. Fund management believes that the Bloomberg Barclays 1-8 Year Municipal Index is more relevant to the Fund’s new investment strategies.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	2.25% of the public offering price.	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

Bloomberg Barclays 1-8 Year Municipal Index—The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market and has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. The Bloomberg Barclays 1-8 Year Municipal Index contains bonds with maturities between 1 and 8 years.

Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index—The Bloomberg Barclays Short Duration Muni 50% HG / 50% HY Index consists of the Bloomberg Barclays Municipal Bond 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible investment-grade municipal bonds with maturities from 1 to 8 years, and the Bloomberg Barclays Municipal High Yield 1-8 Year Index (50%), which is an unmanaged index that includes all benchmark-eligible Ba1 or lower rated and non-rated municipal bonds with maturities from 1 to 8 years.

Bloomberg Barclays Municipal Bond Index—The Bloomberg Barclays Municipal Bond Index is an unmanaged index of long-term investment-grade municipal bonds. It gives a broad look at how long-term investment-grade municipal bonds have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Short Duration Muni Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 9/30/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	Taxable Equivalent 30-Day Subsidized Yield*** at Federal Tax Rates of		SEC 30-Day Unsubsidized Yield** (%)	Taxable Equivalent 30-Day Unsubsidized Yield*** at Federal Tax Rates of
			40.8%	37.0%		40.8%	37.0%
Class A	0.09	0.72	1.22	1.14	0.60	1.01	0.95
Class C	0.05	–0.08	–0.14	–0.13	–0.20	–0.34	–0.32
Class Z	0.11	1.04	1.76	1.65	0.82	1.39	1.30
Class R6	0.11	1.07	1.81	1.70	–0.92	–1.55	–1.46

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

***The taxable equivalent yield is the yield an investor would have to earn on a taxable investment in order to equal the yield provided by a tax-exempt municipal bond. Some investors may be subject to the federal alternative minimum tax (AMT). Taxable equivalent yields reflect federal and applicable state tax rates.

Credit Quality expressed as a percentage of total investments as of 9/30/20 (%)
AAA	3.7
AA	23.8
A	42.6
BBB	22.5
BB	0.4
Not Rated	2.8
Cash/Cash Equivalents	4.2
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over

PGIM Short Duration Muni Fund	7

Fees and Expenses (continued)

the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Short Duration Muni Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,040.20	0.64%	$3.27
	Hypothetical	$1,000.00	$1,021.86	0.64%	$3.24
Class C	Actual	$1,000.00	$1,036.20	1.43%	$7.30
	Hypothetical	$1,000.00	$1,017.90	1.43%	$7.23
Class Z	Actual	$1,000.00	$1,040.90	0.32%	$1.64
	Hypothetical	$1,000.00	$1,023.46	0.32%	$1.62
Class R6	Actual	$1,000.00	$1,042.10	0.29%	$1.48
	Hypothetical	$1,000.00	$1,023.61	0.29%	$1.47

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2020, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 101.0%

MUNICIPAL BONDS

Alabama 0.6%
Black Belt Energy Gas District, Revenue, Project No. 4, Series A-1, (Mandatory Put Date 12/01/25)	4.000%	12/01/49	500	$573,785
Selma Industrial Development Board, Revenue, International Paper Co. Project, Series A, Rfdg, (Mandatory Put Date 06/16/25)	1.375	05/01/34	400	407,440

				981,225

Alaska 0.7%
Alaska Industrial Development & Export Authority, Revenue, Tanana Chiefs Conference Project, Series A	5.000	10/01/29	1,000	1,262,930

Arizona 4.3%
Arizona Health Facilities Authority, Revenue, Banner Health, Series B, 3 Month LIBOR + 0.810%	1.008(c)	01/01/37	2,500	2,290,255
Arizona Industrial Development Authority, Revenue, Phoenix Children’s Hospital, Series A	5.000	02/01/27	200	250,372
Chandler Industrial Development Authority, Revenue, Intel Corp., AMT, (Mandatory Put Date 06/03/24)	5.000	06/01/49	1,010	1,165,712
City of Phoenix Civic Improvement Corp., Revenue, Senior Lien, AMT, Rfdg	5.000	07/01/32	500	550,330
Industrial Development Authority of the City of Phoenix, Revenue, Great Hearts Academies Project	3.750	07/01/24	390	402,402
Maricopa County Industrial Development Authority, Revenue, Reid Traditional Schools Project	4.000	07/01/26	500	529,180
Salt Verde Finance Corp.,
Revenue, National Gas Utility	5.250	12/01/21	815	855,473
Revenue, National Gas Utility	5.250	12/01/26	1,125	1,380,634

				7,424,358

California 7.1%
California Municipal Finance Authority, Revenue, American Heritage Foundation, Series A, Rfdg Revenue, ExxonMobil Project, Rfdg, FRDD	4.000 0.140(cc)	06/01/26 12/01/29	375 3,300	405,731 3,300,000

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	9

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date		Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
California Pollution Control Financing Authority, Revenue, Green Bond Project, AMT, 144A	7.000%	07/01/22	(d)	250	$162,500
California School Finance Authority,
Revenue, Alliance College Ready Public Schools, Series A, 144A	4.000	07/01/21		400	407,444
Revenue, Alliance College Ready Public Schools, Series A, Rfdg, 144A	4.000	07/01/24		270	293,806
Revenue, Green Dot Public School Project, Series A, 144A	4.000	08/01/25		330	362,508
Revenue, KIPP Project, Series A, 144A	3.625	07/01/25		400	422,444
Chula Vista Municipal Financing Authority, Special Tax, Rfdg	5.000	09/01/21		755	788,212
City of Roseville, Westpark Community Facility District No.1, Special Tax, Rfdg	5.000	09/01/22		225	239,965
Golden State Tobacco Securitization Corp.,
Revenue, Series A-1, Rfdg	5.000	06/01/26		1,000	1,211,560
Revenue, Series A-1, Rfdg	5.000	06/01/27		1,100	1,360,601
Long Beach Bond Finance Authority, Revenue, Natural Gas, Series B, 3 Month LIBOR + 1.450%	1.638(c)	11/15/27		700	711,629
San Diego County Water Authority, Revenue, Green Bond, Series A, Rfdg(hh)	5.000	05/01/28		500	648,200
State of California, GO, Rfdg	5.000	11/01/28		1,500	1,980,450

					12,295,050

Colorado 4.0%
City & County of Denver, Airport System, Revenue, Series A, AMT, Rfdg	5.000	11/15/28		250	309,075
Colorado Educational & Cultural Facilities Authority, Revenue, Lighthouse Building Corp. Stem Project, Rfdg	4.000	11/01/24		500	517,705
Colorado Health Facilities Authority,
Revenue, Christian Living Neighborhood, Rfdg	4.000	01/01/22		300	306,138
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/27		1,000	1,230,370
Revenue, Commonspirit Health, Series A, Rfdg	5.000	08/01/28		200	250,692
Revenue, Commonspirit Health, Series B-2, (Mandatory Put Date 02/01/26)	5.000	08/01/49		1,330	1,580,452
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/22		125	129,583
Revenue, National Jewish Health Initiatives, Rfdg	5.000	01/01/24		315	325,823

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Colorado (cont’d.)
Colorado Health Facilities Authority, (cont’d.)
Revenue, Valley View Hospital Association Project, Rfdg, (Mandatory Put Date 05/15/23)	2.800%	05/15/42	950	$990,062
Park Creek Metropolitan District, Revenue, Series A, Rfdg	5.000	12/01/23	1,100	1,246,553

				6,886,453

Connecticut 2.6%
Harbor Point Infrastructure Improvement District, Special Assessment, Rfdg, 144A	5.000	04/01/22	600	615,300
State of Connecticut,
Revenue, Special Tax Obligation, Series A	5.000	05/01/22	250	268,788
Revenue, Special Tax Obligation, Series A	5.000	05/01/27	450	569,650
Revenue, Transportation Infrastructure, Series A	5.000	01/01/23	275	304,153
Revenue, Transportation Infrastructure, Series A	5.000	09/01/24	630	741,894
Revenue, Transportation Infrastructure, Series A	5.000	08/01/25	660	800,191
Series C, GO	5.000	06/15/26	1,000	1,238,740

				4,538,716

Delaware 1.1%
Delaware State Economic Development Authority, Revenue, Delmarva Power & Light Co. Project,
Series A, Rfdg, (Mandatory Put Date 07/01/25)	1.050	01/01/31	500	505,895
Revenue, Newark Charter School, Series A, Rfdg	2.800	09/01/26	335	344,993
Delaware Transportation Authority, Revenue, Rfdg	5.000	07/01/28	850	1,125,664

				1,976,552

District of Columbia 3.0%
District of Columbia Friendship Public Charter School, Revenue	3.550	06/01/22	335	338,936
District of Columbia KIPP Charter School,
Revenue, Project Series B, Rfdg	5.000	07/01/27	145	171,834
Revenue, Rfdg (Escrowed to Maturity Date 07/01/23)(ee)	5.000	07/01/23	210	225,343
Metropolitan Washington Airports Authority,
Revenue, AMT, Rfdg	5.000	10/01/26	2,000	2,467,720
Revenue, Series A, AMT, Rfdg	5.000	10/01/30	1,485	1,951,661

				5,155,494

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida 9.4%
City of Tallahassee,
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000%	12/01/23	255	$286,130
Revenue, Memorial Healthcare, Inc., Project, Series A	5.000	12/01/25	550	652,042
County of Broward Airport System,
Revenue, Series B, AMT, Rfdg	5.000	10/01/27	1,000	1,243,650
Revenue, Series B, AMT, Rfdg	5.000	10/01/28	1,000	1,260,850
Florida Higher Educational Facilities Financial Authority,
Revenue, Nova Southeastern University, Rfdg
(Escrowed to Maturity Date 04/01/21)(ee)	4.000	04/01/21	40	40,742
Greater Orlando Aviation Authority, Revenue, Series A, AMT	5.000	10/01/24	1,000	1,165,810
Hillsborough County Aviation Authority, Revenue, Tampa International Airport, Sub-Series A, AMT, Rfdg	5.000	10/01/25	1,500	1,684,830
JEA Electric System, Revenue, Sub-Series A, Rfdg	5.000	10/01/28	1,000	1,288,390
Lakewood Ranch Stewardship District,
Special Assessment	4.000	05/01/21	180	181,186
Special Assessment	4.250	05/01/25	300	312,216
Special Assessment	4.250	05/01/26	250	259,943
Special Assessment	4.625	05/01/27	500	539,055
Martin County Industrial Development Authority, Revenue, Indiantown Co-Generation LP, Rfdg, 144A	3.950	12/15/21	250	250,615
Myrtle Creek Improvement District, Special Assessment, Series A, BAM, Rfdg	4.000	05/01/27	1,000	1,127,960
Orange County Health Facilities Authority,
Revenue, Orlando Healthcare, Inc., Series A, Rfdg	5.000	10/01/23	150	168,573
Revenue, Orlando Regional Healthcare, NATL,
Series C, Rfdg (Escrowed to Maturity Date 10/01/21)(ee)	6.250	10/01/21	40	42,313
Palm Beach County Health Facilities Authority, Revenue, Sinai Residences, Series A, Rfdg	6.750	06/01/24	370	405,953
Village Community Development District No. 04, Special Assessment, Revenue, Rfdg	4.125	05/01/21	90	90,265
Village Community Development District No. 05, Phase I, Special Assessment, Revenue, Rfdg	3.000	05/01/21	80	80,703
Village Community Development District No. 06,
Special Assessment, Revenue, Rfdg	3.000	05/01/21	155	155,910
Special Assessment, Revenue, Rfdg	4.000	05/01/26	240	274,790

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Florida (cont’d.)
Village Community Development District No. 07,
Special Assessment, Revenue, Rfdg	4.000%	05/01/21	1,185	$1,202,242
Special Assessment, Revenue, Rfdg	4.000	05/01/24	1,515	1,638,594
Special Assessment, Revenue, Rfdg	4.000	05/01/25	930	1,021,735
Special Assessment, Revenue, Rfdg	4.000	05/01/26	285	312,619
Village Community Development District No. 10, Special Assessment, Revenue	4.500	05/01/23	210	216,226
Village Community Development District No. 12, Special Assessment, Revenue, 144A	3.250	05/01/23	245	249,001

				16,152,343

Georgia 5.3%
Burke County Development Authority,
Revenue, Georgia Power Co. Plant Vogtle Project, (Mandatory Put Date 05/25/23)	2.250	10/01/32	250	258,770
Revenue, Georgia Power Co. Plant Vogtle Project, Rfdg, (Mandatory Put Date 08/22/24)	1.700	12/01/49	1,000	1,028,300
Revenue, Oglethorpe Power Corp., Series V, Rfdg, (Mandatory Put Date 02/01/25)	3.250	11/01/45	500	539,190
City of Atlanta Department of Aviation, Revenue, Series B, AMT, Rfdg(hh)	5.000	07/01/28	500	637,345
Main Street Natural Gas, Inc.,
Revenue, Series B, (Mandatory Put Date 09/01/23), 1 Month LIBOR + 0.750%	0.854(c)	04/01/48	1,200	1,201,335
Revenue, Series B, (Mandatory Put Date 12/01/24)	4.000	08/01/49	1,060	1,203,800
Revenue, Series C, (Mandatory Put Date 09/01/26)	4.000	03/01/50	500	580,270
Revenue, Sub-Series C, (Mandatory Put Date 12/01/23)	4.000	08/01/48	1,540	1,697,681
Municipal Electric Authority of Georgia, Power Revenue, Series HH, Rfdg	5.000	01/01/29	1,000	1,283,760
Private Colleges & Universities Authority, Revenue, Savannah College of Art & Design	5.000	04/01/22	625	666,387

				9,096,838

Idaho 0.6%
County of Nez Perce, Revenue, Potlatch Corp. Project, Rfdg	2.750	10/01/24	1,000	1,022,720

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois 17.9%
Chicago O’Hare International Airport,
Revenue, Series A, AMT, Rfdg	5.000%	01/01/26	925	$1,083,656
Revenue, Series C, AMT, Rfdg	5.000	01/01/23	200	219,896
Chicago Transit Authority, Revenue, Federal Transit Administration Section 530, AGM, Rfdg	5.000	06/01/22	1,630	1,676,781
City of Chicago,
Series 2003 B, GO, Rfdg	5.000	01/01/23	370	382,695
Series C, GO, Rfdg (Escrowed to Maturity Date 01/01/22)(ee)	5.000	01/01/22	675	715,277
Series C, GO, Unrefunded, Rfdg	5.000	01/01/22	345	351,741
City of Chicago Wastewater Transmission,
Revenue, Second Lien	5.000	01/01/25	615	644,662
Revenue, Second Lien, Series C, Rfdg	5.000	01/01/22	990	1,038,371
City of Chicago Waterworks,
Revenue, Second Lien Project, Rfdg	4.000	11/01/21	375	387,300
Revenue, Second Lien, Rfdg	4.000	11/01/20	1,065	1,067,620
Revenue, Second Lien, Rfdg	4.000	11/01/24	280	297,354
Revenue, Second Lien, Rfdg	5.000	11/01/20	385	386,255
Revenue, Second Lien, Rfdg	5.000	11/01/22	840	909,712
City of Springfield Electric, Revenue, Senior Lien, Rfdg	5.000	03/01/22	300	319,053
County of Cook, Series A, GO, Rfdg	5.000	11/15/23	1,000	1,117,770
Illinois Finance Authority,
Revenue, Advocate Healthcare Project, Series A-1, Rfdg	4.000	11/01/30	1,000	1,143,280
Revenue, American Water Capital Corp. Project, Rfdg, (Mandatory Put Date 09/01/23)	0.700	05/01/40	600	596,754
Revenue, Presbyterian Homes, Series B, Rfdg, (Mandatory Put Date 05/01/21), 1 Month LIBOR + 1.350%	1.459(c)	05/01/36	500	499,144
Revenue, Series B-2, (Mandatory Put Date 11/15/26)(hh)	5.000	05/15/50	1,000	1,214,420
Illinois State Toll Highway Authority,
Senior Revenue, Series A, Rfdg	5.000	01/01/28	1,080	1,382,994
Senior Revenue, Series C, Rfdg	5.000	01/01/28	2,125	2,721,169
Railsplitter Tobacco Settlement Authority,
Revenue	5.000	06/01/22	555	596,231
Revenue	5.000	06/01/24	1,005	1,161,800
Revenue	5.375	06/01/21	960	991,267

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Illinois (cont’d.)
Regional Transportation Authority, Revenue, NATL, Series A, Rfdg	5.500%	07/01/25	760	$921,485
Sales Tax Securitization Corp., Revenue, Second Lien, Series A, Rfdg	5.000	01/01/27	1,000	1,195,910
State of Illinois,
GO	5.000	02/01/22	200	206,918
GO	5.000	05/01/23	110	116,679
GO, Rfdg	5.000	08/01/24	515	537,264
Revenue, Junior Obligation, Rfdg	5.000	06/15/24	705	758,263
Revenue, Junior Series D, BAM, Rfdg	5.000	06/15/25	1,325	1,517,509
Series A, GO	4.000	01/01/22	75	76,530
Series A, GO	4.000	01/01/23	360	367,056
Series A, GO	5.000	04/01/22	1,000	1,038,500
Series D, GO	5.000	11/01/23	1,500	1,587,870
Series D, GO	5.000	11/01/26	1,100	1,198,362
University of Illinois, Revenue, Series A, Rfdg	5.000	04/01/26	425	498,682

				30,926,230

Indiana 0.7%
City of Rockport, Revenue, Power Co. Project, Series A, Rfdg	3.050	06/01/25	500	550,255
City of Whiting Environmental Facilities, Revenue, BP Products N.A., AMT, Rfdg, (Mandatory Put Date 06/05/26)	5.000	12/01/44	500	605,195

				1,155,450

Iowa 0.6%
Iowa Finance Authority, Revenue, Lifespace communities Inc.	2.875	05/15/49	500	500,710
PEFA, Inc., Revenue, Gas Project, Series A-1, (Mandatory Put Date 09/01/26)	5.000	09/01/49	500	607,725

				1,108,435

Kentucky 1.5%
County of Trimble, Revenue, Louisville Gas & Electric Project, Series A, AMT, Rfdg, (Mandatory Put Date 09/01/27)	1.300	09/01/44	250	249,990

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Kentucky (cont’d.)
Kentucky Public Energy Authority,
Revenue, Series A-1, (Mandatory Put Date 06/01/25)	4.000%	12/01/49	1,000	$1,132,570
Revenue, Series B, (Mandatory Put Date 01/01/25)	4.000	01/01/49	1,125	1,262,385

				2,644,945

Louisiana 1.1%
City of New Orleans,
GO, Rfdg	5.000	12/01/22	100	109,952
GO, Rfdg	5.000	12/01/23	150	171,555
City of New Orleans Sewerage Service,
Revenue	5.000	06/01/23	300	335,949
Revenue	5.000	06/01/24	200	232,228
Louisiana Offshore Terminal Authority, Revenue, Loop LLC Project, Series C, Rfdg, (Mandatory Put Date 12/01/23)	1.650	09/01/34	500	502,125
Louisiana Public Facilities Authority, Revenue, Ochsner Clinic Foundation, Rfdg	5.000	05/15/22	265	284,144
Parish of St. John the Baptist, Revenue, Marathon Oil Corp., Rfdg, (Mandatory Put Date 07/01/24)	2.100	06/01/37	200	201,056

				1,837,009

Maryland 0.3%
Frederick County Special Obligation, Urbana Community Development Authorization, Special Tax, Series A, Rfdg	5.000	07/01/21	100	100,135
Maryland Economic Development Corp., Revenue, Transportation Project, Series A, Rfdg	5.000	06/01/24	350	383,512

				483,647

Massachusetts 0.4%
Massachusetts Port Authority, Revenue, Series C, AMT, Rfdg	5.000	07/01/29	500	643,890

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Michigan 0.3%
Michigan Finance Authority, Revenue, Local Government Loan Program, Series D-1, Rfdg	5.000%	07/01/22	400	$433,076
Oakland County Economic Development Corp., Revenue, Roman Catholic Archdiocese, Rfdg	6.500	12/01/20	100	100,995

				534,071

Minnesota 0.3%
City of St. Paul Housing & Redevelopment Authority, Revenue, Healtheast Care System Project, Rfdg (Escrowed to Maturity Date 11/15/20)(ee)	5.000	11/15/20	500	502,975

Mississippi 0.4%
Mississippi Business Finance Corp.,
Revenue, Chevron USA, Inc., Series I, FRDD	0.100(cc)	11/01/35	200	200,000
Revenue, Pollution Control, Rfdg	3.200	09/01/28	500	526,800

				726,800

Missouri 0.7%
Kansas City Industrial Development Authority, Revenue, International Airport Terminal, Series B, AMT	5.000	03/01/29	1,000	1,250,810

Nebraska 0.4%
Central Plains Energy Project, Revenue, Project No. 4 (Mandatory Put Date 01/01/24)	5.000	03/01/50	675	765,308

Nevada 0.3%
Clark County Airport Department of Aviation, Revenue, Jet Aviation Fuel Tax, Series A, AMT, Rfdg	5.000	07/01/21	500	516,785

New Jersey 6.6%
New Jersey Building Authority,
Revenue, Series A, Rfdg (Escrowed to Maturity Date 06/15/21)(ee)	5.000	06/15/21	60	61,989
Revenue, Series A, Unrefunded, Rfdg	5.000	06/15/21	625	642,500

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
New Jersey Economic Development Authority,
Revenue, American Water Co., Series B, AMT, Rfdg, (Mandatory Put Date 06/01/23)	1.200%	11/01/34	250	$253,617
Revenue, Port Newark Container, AMT, Rfdg	5.000	10/01/21	500	511,335
Revenue, Series XX, Rfdg	5.000	06/15/22	860	917,044
Revenue, Series XX, Rfdg	5.000	06/15/24	420	474,781
Revenue, State Appropriation, Series B, Rfdg	4.000	11/01/25	455	496,701
New Jersey Health Care Facilities Financing Authority,
Revenue, AHS Hospital Corp., Rfdg	5.000	07/01/24	250	291,068
Revenue, RWJ Barnabas Health Obligation Group, Series A, Rfdg	5.000	07/01/27	350	429,023
Revenue, University Hospital, Series A, AGM, Rfdg	5.000	07/01/23	500	557,425
Revenue, Virtua Health, Rfdg	5.000	07/01/21	125	129,312
New Jersey Transportation Trust Fund Authority,
Revenue, Transportation Program, Series AA	5.000	06/15/22	845	901,049
Revenue, Transportation System Bond, Rfdg	5.000	12/15/26	500	593,545
Revenue, Transportation System, Series A, Rfdg	5.000	12/15/23	290	323,927
Revenue, Transportation System, Series B, AGC, Rfdg	5.500	12/15/21	175	183,960
New Jersey Turnpike Authority, Revenue, Series D-1, Rfdg, 1 Month LIBOR + 0.700%	0.809(c)	01/01/24	1,000	1,000,305
South Jersey Transportation Authority, Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/20)(ee)	5.000	11/01/20	45	45,178
Revenue, Series A, Rfdg (Escrowed to Maturity Date 11/01/21)(ee)	5.000	11/01/21	175	184,257
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/20	55	55,153
Revenue, Series A, Unrefunded, Rfdg	5.000	11/01/21	175	181,485
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/25	335	397,541
Revenue, Series A, Rfdg	5.000	06/01/26	855	1,042,185
Revenue, Series A, Rfdg	5.000	06/01/27	1,260	1,569,267
Revenue, Series A, Rfdg	5.000	06/01/30	105	131,063

				11,373,710

New York 4.0%
Metropolitan Transportation Authority, Revenue, Sub-Series B-2A	5.000	05/15/21	3,500	3,545,885
New York City Transitional Finance Authority, Revenue, Future Tax Secured, Sub-Bonds, Series D-1, Rfdg	5.000	11/01/28	1,000	1,304,430

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

New York (cont’d.)
New York State Dormitory Authority,
Revenue, New York University Hospitals Center, Rfdg	5.000%	07/01/24	310	$359,684
Revenue, Sub-Series B	5.000	03/31/21	750	767,827
Port Authority of New York & New Jersey, Revenue, JFK International Air Terminal	5.000	12/01/20	540	543,704
TSASC, Inc., Revenue, Series A, Rfdg	5.000	06/01/24	250	289,010

				6,810,540

North Carolina 0.3%
North Carolina Medical Care Commission, Revenue, Pennybyrn at Maryfield, Rfdg	5.000	10/01/20	500	500,035

Ohio 2.0%
Akron Bath Copley Joint Township Hospital District, Revenue, Summa Health Obligation Group, Rfdg(hh)	5.000	11/15/27	185	228,268
Buckeye Tobacco Settlement Financing Authority, Revenue, Senior Series A-2, Class 1, Rfdg	5.000	06/01/28	130	166,209
County of Cuyahoga,
Revenue, MetroHealth System, Rfdg	4.000	02/15/29	1,200	1,353,816
Revenue, MetroHealth System, Rfdg	5.000	02/15/25	695	806,311
Lancaster Port Authority, Revenue, Natural Gas, Series A, Rfdg, (Mandatory Put Date 02/01/25)	5.000	08/01/49	250	295,365
Ohio Air Quality Development Authority, Revenue, American Electric Power Co. Project, Series A, (Mandatory Put Date 10/01/29)	2.400	12/01/38	500	515,210

				3,365,179

Oklahoma 1.6%
Oklahoma Development Finance Authority,
Revenue, Gilcrease Expressway West, AMT	1.625	07/06/23	500	499,505
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/25	800	926,920
Revenue, University of Oklahoma Medicine Project, Series B	5.000	08/15/29	1,100	1,323,322

				2,749,747

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Pennsylvania 5.8%
Chester County Industrial Development Authority,
Revenue, Renaissance Academy Charter School, Rfdg	3.750%	10/01/24	330	$339,656
Revenue, Renaissance Academy Charter School, Rfdg	5.000	10/01/34	260	276,229
Commonwealth Financing Authority, Revenue, Tobacco Master Settlement Payment	5.000	06/01/25	1,000	1,198,710
Commonwealth of Pennsylvania,
First Series, GO, Rfdg	5.000	08/15/25	1,000	1,218,410
Series A, Certificate of Participation, Rfdg	5.000	07/01/26	500	606,670
Delaware River Joint Toll Bridge Commission, Revenue, Bridge System, Series B, Rfdg	5.000	07/01/28	250	326,877
East Hempfield Township Industrial Development Authority, Revenue, Willow Valley Community, Rfdg	5.000	12/01/23	500	552,015
Geisinger Authority, Revenue, Geisinger Health System Obligation Group, Series B, Rfdg, (Mandatory Put Date 02/15/27)	5.000	04/01/43	500	613,115
Pennsylvania Higher Educational Facilities Authority, Revenue, University of Pennsylvania Health System	5.000	08/15/28	500	651,825
Revenue, University of Pennsylvania Health System, Rfdg	5.000	08/15/26	500	604,825
Pennsylvania Turnpike Commission,
Revenue, Rfdg	5.000	12/01/29	1,245	1,617,006
Revenue, Series A-2, Rfdg	5.000	12/01/26	1,015	1,286,279
Revenue, Sub-Series A	5.000	12/01/29	525	673,297

				9,964,914

Puerto Rico 0.1%
Puerto Rico Sales Tax Financing Corp., Revenue, Series A-1, CABS	(1.151)(s)	07/01/24	181	164,884

Rhode Island 1.8%
Tobacco Settlement Financing Corp.,
Revenue, Series A, Rfdg	5.000	06/01/22	540	578,556
Revenue, Series A, Rfdg	5.000	06/01/23	100	111,182
Revenue, Series A, Rfdg	5.000	06/01/24	1,940	2,195,226
Revenue, Series A, Rfdg	5.000	06/01/28	240	278,040

				3,163,004

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

South Carolina 0.2%
South Carolina Public Service Authority, Revenue, Santee Cooper, Series A, Rfdg	5.000%	12/01/24	280	$295,333

Texas 7.2%
Bexar County Health Facilities Development Corp., Revenue, Army Retirement Residence Foundation, Rfdg	5.000	07/15/24	500	534,090
Central Texas Regional Mobility Authority,
Revenue, Senior Lien, Series A, Rfdg	5.000	01/01/23	610	670,384
Revenue, Sub. Lien, Rfdg	5.000	01/01/21	180	181,877
City of Houston Airport System, Revenue, Sub. Lien, Series A, AMT, Rfdg
(Pre-refunded Date 07/01/22)(ee)	5.000	07/01/32	1,000	1,080,510
Revenue, Sub-Series A, AMT, Rfdg	5.000	07/01/25	1,000	1,191,970
Clifton Higher Education Finance Corp.,
Revenue, Idea Public Schools	3.750	08/15/22	180	185,827
Revenue, Idea Public Schools (Pre-refunded Date 08/15/21)(ee)	5.500	08/15/31	410	428,881
Revenue, Idea Public Schools, Series B	4.000	08/15/23	610	654,103
Revenue, Idea Public Schools, Series B	5.000	08/15/25	210	242,949
Decatur Hospital Authority,
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/22	150	159,693
Revenue, Wise Regional Health Systems, Series A, Rfdg	5.000	09/01/23	150	164,607
Gulf Coast Authority,
Revenue, ExxonMobil Project, FRDD	0.130(cc)	06/01/30	600	600,000
Revenue, ExxonMobil Project, FRDD	0.160(cc)	12/01/25	340	340,000
Revenue, ExxonMobil Project, Rfdg, FRDD	0.130(cc)	10/01/24	780	780,000
Revenue, ExxonMobil Project, Series A, FRDD	0.130(cc)	06/01/30	2,000	2,000,000
Houston Higher Education Finance Corp., Revenue, Cosmos Foundation, Series A	4.000	02/15/22	35	35,448
Kerrville Health Facilities Development Corp., Revenue, Peterson Regional Medical Center Project, Rfdg	5.000	08/15/22	485	523,621
New Hope Cultural Education Facilities Finance Corp., Revenue, Tarelton State University Student Housing Project, Series A (Escrowed to Maturity Date 04/01/21)(ee)	4.000	04/01/21	300	305,793
North Texas Tollway Authority, Revenue, Second Tier, Series A, Rfdg	5.000	01/01/21	100	101,119

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Texas (cont’d.)
Tarrant County Cultural Education Facilities Finance Corp.,
Revenue, Texas Health Resource System, Series A, Rfdg	5.000%	02/15/26	315	$386,640
Revenue, Trinity Terrace Project, Series A-1, Rfdg	5.000	10/01/29	630	675,555
Texas Municipal Gas Acquisition & Supply Corp. I, Revenue, Senior Lien, Series D	6.250	12/15/26	930	1,108,058

				12,351,125

Utah 2.4%
County of Utah, Revenue, IHC Health Services, Inc., Series B, (Mandatory Put Date 08/01/26)	5.000	05/15/60	1,000	1,248,860
Salt Lake City Corp. Airport,
Revenue, Series A, AMT	5.000	07/01/22	300	322,188
Revenue, Series A, AMT	5.000	07/01/23	500	556,930
Revenue, Series A, AMT	5.000	07/01/26	1,085	1,312,221
Revenue, Series A, AMT	5.000	07/01/28	500	626,290
Utah Charter School Finance Authority, Revenue, Spectrum Academy Project, 144A	4.300	04/15/25	135	135,187

				4,201,676

Virginia 0.9%
Virginia Small Business Financing Authority,
Revenue, 95 Express Lanes LLC Project, AMT	5.000	01/01/44	1,000	1,034,100
Revenue, Elizabeth River, Senior Lien	4.250	07/01/22	225	236,410
Wise County Industrial Development Authority, Revenue, VA Electric & Power Co., Series A, (Mandatory Put Date 05/31/24)	1.200	11/01/40	250	255,690

				1,526,200

Washington 2.3%
Port of Seattle, Revenue, Intermediate Lien, AMT	5.000	04/01/29	1,000	1,262,300
University of Washington, Revenue, Forward Delivery, Series C, Rfdg(hh)	5.000	04/01/26	1,500	1,809,585
Washington Health Care Facilities Authority, Revenue, Providence Health & Services, Series A, Rfdg	5.000	10/01/21	870	909,794

				3,981,679

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

West Virginia 1.2%
Harrison County Commission, Revenue, Monongahela Power Co., Series A, AMT, Rfdg, (Mandatory Put Date 10/15/21)	3.000%	10/15/37	500	$508,600
West Virginia Economic Development Authority,
Revenue, Appalachian Power Co., Series A, Rfdg, (Mandatory Put Date 04/01/24)	2.550	03/01/40	1,000	1,060,580
Revenue, Wheeling Power Co. Mitchell, Series A, AMT, Rfdg, (Mandatory Put Date 04/01/22)	3.000	06/01/37	500	516,255

				2,085,435

Wisconsin 1.0%
Public Finance Authority,
Revenue, Bancroft Neurohealth Project, Series A, 144A	5.000	06/01/23	500	529,760
Revenue, Trips Obligation Group, Senior Series E, Rfdg	5.000	07/01/23	1,175	1,237,533

				1,767,293

TOTAL INVESTMENTS 101.0% (cost $168,304,493)				174,189,788
Liabilities in excess of other assets (1.0)%				(1,698,575)

NET ASSETS 100.0%				$172,491,213

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMT—Alternative Minimum Tax

BAM—Build America Mutual

CABS—Capital Appreciation Bonds

FRDD—Floating Rate Daily Demand Note

GO—General Obligation

IDB—Industrial Development Bond

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

NATL—National Public Finance Guarantee Corp.

OTC—Over-the-counter

PCR—Pollution Control Revenue

Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Municipal Bonds
Alabama	$—	$981,225	$—
Alaska	—	1,262,930	—
Arizona	—	7,424,358	—
California	—	12,295,050	—
Colorado	—	6,886,453	—
Connecticut	—	4,538,716	—
Delaware	—	1,976,552	—
District of Columbia	—	5,155,494	—
Florida	—	16,152,343	—
Georgia	—	9,096,838	—
Idaho	—	1,022,720	—
Illinois	—	30,926,230	—
Indiana	—	1,155,450	—
Iowa	—	1,108,435	—
Kentucky	—	2,644,945	—
Louisiana	—	1,837,009	—
Maryland	—	483,647	—
Massachusetts	—	643,890	—
Michigan	—	534,071	—
Minnesota	—	502,975	—
Mississippi	—	726,800	—
Missouri	—	1,250,810	—

See Notes to Financial Statements.

24

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Municipal Bonds (continued)
Nebraska	$—	$765,308	$—
Nevada	—	516,785	—
New Jersey	—	11,373,710	—
New York	—	6,810,540	—
North Carolina	—	500,035	—
Ohio	—	3,365,179	—
Oklahoma	—	2,749,747	—
Pennsylvania	—	9,964,914	—
Puerto Rico	—	164,884	—
Rhode Island	—	3,163,004	—
South Carolina	—	295,333	—
Texas	—	12,351,125	—
Utah	—	4,201,676	—
Virginia	—	1,526,200	—
Washington	—	3,981,679	—
West Virginia	—	2,085,435	—
Wisconsin	—	1,767,293	—

Total	$—	$174,189,788	$—

Sector Classification:

The sector classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2020 were as follows:

Transportation	22.3%
Healthcare	16.7
Special Tax/Assessment District	12.5
Corporate Backed IDB & PCR	11.4
Pre-pay Gas	7.8
Tobacco	7.7
General Obligation	7.2
Education	5.6
Water & Sewer	3.7
Lease Backed Certificate of Participation	2.7

Power	2.3%
Pre-Refunded	0.9
Solid Waste/Resource Recovery	0.1
Development	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	25

Statement of Assets and Liabilities (unaudited)

as of September 30, 2020

Assets
Unaffiliated investments (cost $168,304,493)	$174,189,788
Cash	99,013
Interest receivable	1,971,051
Receivable for Fund shares sold	1,613,607
Prepaid expenses	1,763

Total Assets	177,875,222

Liabilities
Payable for investments purchased	4,505,559
Payable for Fund shares reacquired	699,575
Accrued expenses and other liabilities	84,627
Dividends payable	57,584
Distribution fee payable	21,587
Management fee payable	13,591
Trustees’ fees payable	899
Affiliated transfer agent fee payable	587

Total Liabilities	5,384,009

Net Assets	$172,491,213

Net assets were comprised of:
Shares of beneficial interest, at par	$16,549
Paid-in capital in excess of par	169,650,917
Total distributable earnings (loss)	2,823,747

Net assets, September 30, 2020	$172,491,213

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($49,997,379 ÷ 4,795,454 shares of beneficial interest issued and outstanding)	$10.43
Maximum sales charge (2.25% of offering price)	0.24

Maximum offering price to public	$10.67

Class C
Net asset value, offering price and redemption price per share, ($14,107,927 ÷ 1,354,217 shares of beneficial interest issued and outstanding)	$10.42

Class Z
Net asset value, offering price and redemption price per share, ($107,704,018 ÷ 10,334,041 shares of beneficial interest issued and outstanding)	$10.42

Class R6
Net asset value, offering price and redemption price per share, ($681,889 ÷ 65,446 shares of beneficial interest issued and outstanding)	$10.42

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	27

Statement of Operations (unaudited)

Six Months Ended September 30, 2020

Net Investment Income (Loss)
Interest income	$1,975,933

Expenses
Management fee	229,374
Distribution fee(a)	133,966
Transfer agent’s fees and expenses (including affiliated expense of $2,235)(a)	76,022
Custodian and accounting fees	40,114
Registration fees(a)	34,045
Audit fee	21,803
Shareholders’ reports	12,626
Legal fees and expenses	10,182
Trustees’ fees	6,979
Miscellaneous	8,432

Total expenses	573,543
Less: Fee waiver and/or expense reimbursement(a)	(162,497)
Custodian fee credit	(153)

Net expenses	410,893

Net investment income (loss)	1,565,040

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(1,652,664)
Net change in unrealized appreciation (depreciation) on investments	6,157,301

Net gain (loss) on investment transactions	4,504,637

Net Increase (Decrease) In Net Assets Resulting From Operations	$6,069,677

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	50,133	83,833	—	—
Transfer agent’s fees and expenses	12,849	4,508	58,610	55
Registration fees	8,660	7,381	11,018	6,986
Fee waiver and/or expense reimbursement	(25,915)	(10,834)	(118,090)	(7,658)

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2020	Year Ended March 31, 2020

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,565,040	$3,534,407
Net realized gain (loss) on investment transactions	(1,652,664)	(25,277)
Net change in unrealized appreciation (depreciation) on investments	6,157,301	(2,856,033)

Net increase (decrease) in net assets resulting from operations	6,069,677	653,097

Dividends and Distributions
Distributions from distributable earnings
Class A	(367,165)	(761,161)
Class C	(90,158)	(225,310)
Class Z	(1,089,494)	(2,471,108)
Class R6	(10,643)	(38,775)

	(1,557,460)	(3,496,354)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	40,403,771	79,286,731
Net asset value of shares issued in reinvestment of dividends and distributions	1,220,597	2,744,972
Cost of shares reacquired	(34,959,599)	(69,662,934)

Net increase (decrease) in net assets from Fund share transactions	6,664,769	12,368,769

Total increase (decrease)	11,176,986	9,525,512

Net Assets:
Beginning of period	161,314,227	151,788,715

End of period	$172,491,213	$161,314,227

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	29

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM Short Duration Muni Fund (the “Fund”).

The investment objective of the Fund is to seek a high level of current income exempt from federal income taxes.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

30

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM Short Duration Muni Fund	31

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

32

When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Custody Fee Credits: The Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits, if any, are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Dividends and Distributions: The Fund expects to declare dividends of its net investment income daily and pay such dividends monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PGIM Short Duration Muni Fund	33

Notes to Financial Statements (unaudited) (continued)

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with PGIM, Inc., (“PGIM, Inc.” or the “subadviser”) which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. The Manager pays for the services of PGIM, Inc., the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.29% of the Fund’s average daily net assets up to and including $5 billion and 0.28% of the Fund’s average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.29% for the reporting period ended September 30, 2020.

The Manager has contractually agreed, through July 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.85% of average daily net assets for Class A shares, 1.60% of average daily net assets for Class C shares, 0.32% of average daily net assets for Class Z shares and 0.29% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other

34

share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended September 30, 2020, PIMS received $26,597 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2020, PIMS received $2 and $551 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7

PGIM Short Duration Muni Fund	35

Notes to Financial Statements (unaudited) (continued)

transactions were effected in accordance with the Fund’s Rule 17a-7 procedures.

For the reporting period ended September 30, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

Purchases	Sales	Realized Gain
$14,295,997	$11,240,623	$—

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2020, were $81,061,007 and $74,690,997, respectively.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2020 were as follows:

Tax Basis	$168,115,065

Gross Unrealized Appreciation	6,243,179
Gross Unrealized Depreciation	(168,456)

Net Unrealized Appreciation	$6,074,723

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year losses of approximately $193,000 as having been incurred in the following fiscal year (March 31, 2021).

The Fund utilized approximately $159,000 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended March 31, 2020. As of March 31, 2020, the Fund had a capital loss carryforward of approximately $1,623,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2020 are subject to such review.

36

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1.00% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	1,065	1.6%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
—	—%	4	73.7%

PGIM Short Duration Muni Fund	37

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2020:
Shares sold	1,394,360	$14,442,112
Shares issued in reinvestment of dividends and distributions	29,804	306,603
Shares reacquired	(776,965)	(7,946,999)

Net increase (decrease) in shares outstanding before conversion	647,199	6,801,716
Shares issued upon conversion from other share class(es)	433,509	4,505,290
Shares reacquired upon conversion into other share class(es)	(26,371)	(271,104)

Net increase (decrease) in shares outstanding	1,054,337	$11,035,902

Year ended March 31, 2020:
Shares sold	2,503,261	$26,047,735
Shares issued in reinvestment of dividends and distributions	63,420	660,062
Shares reacquired	(2,015,109)	(20,728,167)

Net increase (decrease) in shares outstanding before conversion	551,572	5,979,630
Shares issued upon conversion from other share class(es)	73,634	764,420
Shares reacquired upon conversion into other share class(es)	(179,749)	(1,862,168)

Net increase (decrease) in shares outstanding	445,457	$4,881,882

Class C
Six months ended September 30, 2020:
Shares sold	226,511	$2,296,186
Shares issued in reinvestment of dividends and distributions	4,565	46,842
Shares reacquired	(169,544)	(1,724,181)

Net increase (decrease) in shares outstanding before conversion	61,532	618,847
Shares reacquired upon conversion into other share class(es)	(445,852)	(4,630,250)

Net increase (decrease) in shares outstanding	(384,320)	$(4,011,403)

Year ended March 31, 2020:
Shares sold	356,651	$3,712,952
Shares issued in reinvestment of dividends and distributions	11,186	116,223
Shares reacquired	(351,270)	(3,633,827)

Net increase (decrease) in shares outstanding before conversion	16,567	195,348
Shares reacquired upon conversion into other share class(es)	(36,069)	(374,999)

Net increase (decrease) in shares outstanding	(19,502)	$(179,651)

38

Class Z	Shares	Amount

Six months ended September 30, 2020:
Shares sold	2,294,154	$23,665,473
Shares issued in reinvestment of dividends and distributions	83,347	856,509
Shares reacquired	(2,446,641)	(24,927,133)

Net increase (decrease) in shares outstanding before conversion	(69,140)	(405,151)
Shares issued upon conversion from other share class(es)	54,653	564,591
Shares reacquired upon conversion into other share class(es)	(16,357)	(168,527)

Net increase (decrease) in shares outstanding	(30,844)	$(9,087)

Year ended March 31, 2020:
Shares sold	4,771,567	$49,464,644
Shares issued in reinvestment of dividends and distributions	185,584	1,929,912
Shares reacquired	(4,271,488)	(43,894,365)

Net increase (decrease) in shares outstanding before conversion	685,663	7,500,191
Shares issued upon conversion from other share class(es)	182,592	1,890,824
Shares reacquired upon conversion into other share class(es)	(40,380)	(418,077)

Net increase (decrease) in shares outstanding	827,875	$8,972,938

Class R6
Six months ended September 30, 2020:
Shares issued in reinvestment of dividends and distributions	1,036	$10,643
Shares reacquired	(34,714)	(361,286)

Net increase (decrease) in shares outstanding	(33,678)	$(350,643)

Year ended March 31, 2020:
Shares sold	5,973	$61,400
Shares issued in reinvestment of dividends and distributions	3,734	38,775
Shares reacquired	(135,120)	(1,406,575)

Net increase (decrease) in shares outstanding	(125,413)	$(1,306,400)

8.   Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The

PGIM Short Duration Muni Fund	39

Notes to Financial Statements (unaudited) (continued)

commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2020.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Bond Obligations Risk: The Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same level and therefore would earn less income.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk”. The Fund may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Fund’s investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

40

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Liquidity Risk: The Fund may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Fund may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

PGIM Short Duration Muni Fund	41

Notes to Financial Statements (unaudited) (continued)

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Municipal Bonds Risk: Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds.

10.   Recent Accounting Pronouncements and Reporting Updates

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

42

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.25	$10.10	$10.03	$10.26	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.21	0.22	0.22	0.21	0.21
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.13)	0.15	0.06	(0.23)	0.10
Total from investment operations	0.40		0.08	0.37	0.28	(0.02)	0.31
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.09)		(0.21)	(0.22)	(0.21)	(0.21)	(0.22)
Net asset value, end of period	$10.43		$10.12	$10.25	$10.10	$10.03	$10.26
Total Return(b):	4.02%		0.72%	3.69%	2.78%	(0.23)%	3.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,997		$37,864	$33,779	$40,222	$40,966	$62,314
Average net assets (000)	$39,997		$38,599	$31,640	$38,892	$58,677	$32,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Expenses before waivers and/or expense reimbursement	0.77	%(d)	1.03%	1.04%	1.07%	1.06%	1.11%
Net investment income (loss)	1.84	%(d)	1.99%	2.21%	2.14%	2.07%	2.10%
Portfolio turnover rate(e)(f)	46%		83%	90%	71%	70%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.11		$10.24	$10.09	$10.02	$10.25	$10.16
Income (loss) from investment operations:
Net investment income (loss)	0.06		0.13	0.15	0.14	0.14	0.14
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.13)	0.14	0.06	(0.24)	0.10
Total from investment operations	0.36		-	0.29	0.20	(0.10)	0.24
Less Dividends and Distributions:
Dividends from net investment income	(0.05)		(0.13)	(0.14)	(0.13)	(0.13)	(0.14)
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.05)		(0.13)	(0.14)	(0.13)	(0.13)	(0.15)
Net asset value, end of period	$10.42		$10.11	$10.24	$10.09	$10.02	$10.25
Total Return(b):	3.62%		(0.03)%	2.93%	2.01%	(0.98)%	2.30%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14,108		$17,580	$18,002	$20,309	$21,240	$21,023
Average net assets (000)	$16,721		$18,047	$18,317	$21,456	$22,803	$15,743
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.43	%(d)	1.60%	1.60%	1.60%	1.60%	1.60%
Expenses before waivers and/or expense reimbursement	1.56	%(d)	1.80%	1.84%	1.85%	1.81%	1.86%
Net investment income (loss)	1.09	%(d)	1.27%	1.46%	1.39%	1.33%	1.39%
Portfolio turnover rate(e)(f)	46%		83%	90%	71%	70%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.12		$10.25	$10.10	$10.02	$10.26	$10.17
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.25	0.24	0.24	0.24
Net realized and unrealized gain (loss) on investment transactions	0.30		(0.14)	0.14	0.07	(0.25)	0.10
Total from investment operations	0.41		0.10	0.39	0.31	(0.01)	0.34
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.23)	(0.23)	(0.24)
Distributions from net realized gains	-		-	-	-	-	(0.01)
Total dividends and distributions	(0.11)		(0.23)	(0.24)	(0.23)	(0.23)	(0.25)
Net asset value, end of period	$10.42		$10.12	$10.25	$10.10	$10.02	$10.26
Total Return(b):	4.09%		0.97%	3.95%	3.13%	(0.08)%	3.33%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,704		$104,867	$97,709	$80,839	$57,368	$65,093
Average net assets (000)	$100,086		$110,231	$93,569	$74,855	$67,197	$54,951
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.32	%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Expenses before waivers and/or expense reimbursement	0.56	%(d)	0.79%	0.83%	0.82%	0.81%	0.86%
Net investment income (loss)	2.18	%(d)	2.26%	2.46%	2.40%	2.33%	2.39%
Portfolio turnover rate(e)(f)	46%		83%	90%	71%	70%	19%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(f)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

PGIM Short Duration Muni Fund	45

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2020		Year Ended March 31,		May 25, 2017(a) through March 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.11		$10.24	$10.10	$10.14
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.24	0.25	0.21
Net realized and unrealized gain (loss) on investment transactions	0.31		(0.14)	0.13	(0.05)
Total from investment operations	0.42		0.10	0.38	0.16
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.23)	(0.24)	(0.20)
Net asset value, end of period	$10.42		$10.11	$10.24	$10.10
Total Return(c):	4.21%		0.97%	3.85%	1.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$682		$1,003	$2,300	$10
Average net assets (000)	$953		$1,689	$1,291	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.29	%(e)	0.60%	0.60%	0.60	%(e)
Expenses before waivers and/or expense reimbursement	1.89	%(e)	1.42%	1.90%	141.66	%(e)
Net investment income (loss)	2.24	%(e)	2.32%	2.48%	2.42	%(e)
Portfolio turnover rate(f)(g)	46%		83%	90%	71%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	The portfolio turnover rate includes variable rate demand notes.

See Notes to Financial Statements.

46

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Short Duration Muni Fund	47

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Short Duration Muni Fund (formerly, PGIM Short Duration Muni High Income Fund)1 (the “Fund”) consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	PGIM Short Duration Muni Fund is a series of Prudential Investment Portfolios 12.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management,

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investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments during the year ended December 31, 2019 exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

PGIM Short Duration Muni Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three- and five-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on May 29, 2014 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five-year period, though it underperformed over the one-year and the three-year periods.
•	The Board also noted that the Fund outperformed its benchmark index on a gross basis over the one-, three- and five-year periods.
•

The Board considered certain strategy enhancements made to the Fund as of April 2020, including updates to the Fund’s name, performance benchmark and peer group category as well as reductions in management and subadvisory fees. The Board noted that PGIM Investments expects relative returns to improve following such strategy enhancements and agreed to continue to monitor the performance of the Fund.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.85% for Class A shares and 1.60% for Class C shares through July 31, 2021. The Board and PGIM Investments contractually agreed to an expense cap that (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.32% for Class Z shares, and 0.29% for Class R6 shares through July 31, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Short Duration Muni Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Short Duration Muni Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SHORT DURATION MUNI FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PDSAX	PDSCX	PDSZX	PDSQX
CUSIP	744336835	744336827	744336819	744336744

MF222E2

PGIM US REAL ESTATE FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2020 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM US Real Estate Fund informative and useful. The report covers performance for the six-month period ended September 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM US Real Estate Fund

November 16, 2020

PGIM US Real Estate Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	(without sales charges)	Average Annual Total Returns as of 9/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	13.50	–16.97	4.55	7.14 (12/21/10)
Class C	12.97	–13.70	4.94	6.95 (12/21/10)
Class Z	13.63	–11.95	6.01	8.03 (12/21/10)
Class R6	13.63	–11.89	N/A	5.02 (5/25/17)
FTSE NAREIT Equity REITs Index
	13.43	–18.16	3.95	—
S&P 500 Index
	31.27	15.14	14.14	—

Average Annual Total Returns as of 9/30/20 Since Inception (%)
	Class A, C, Z (12/21/10)	Class R6 (5/25/17)
FTSE NAREIT Equity REITs Index	7.32	1.11
S&P 500 Index	12.92	12.66

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE NAREIT Equity REITs Index—The Financial Times Stock Exchange National Association of Real Estate Investment Trusts (FTSE NAREIT) Equity REITs Index is an unmanaged index which measures the performance of all equity real estate investment trusts (REITs) listed on the New York Stock Exchange, the NASDAQ National Market, and the NYSE MKT LLC. The Index is designed to reflect the performance of all publicly traded equity REITs as a whole.

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM US Real Estate Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 9/30/20

Ten Largest Holdings	Real Estate Sectors	% of Net Assets
Equinix, Inc.	Specialized REITs	9.2%
Prologis, Inc.	Industrial REITs	9.1%
Invitation Homes, Inc.	Residential REITs	5.2%
Essential Properties Realty Trust, Inc.	Diversified REITs	4.8%
Life Storage, Inc.	Specialized REITs	4.1%
Apple Hospitality REIT, Inc.	Hotel & Resort REITs	4.1%
Welltower, Inc.	Health Care REITs	4.1%
Digital Realty Trust, Inc.	Specialized REITs	3.6%
Equity LifeStyle Properties, Inc.	Residential REITs	3.5%
Rexford Industrial Realty, Inc.	Industrial REITs	3.4%

Holdings reflect only long-term Investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM US Real Estate Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM US Real Estate Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,135.00	1.25%	$6.69
	Hypothetical	$1,000.00	$1,018.80	1.25%	$6.33
Class C	Actual	$1,000.00	$1,129.70	2.00%	$10.68
	Hypothetical	$1,000.00	$1,015.04	2.00%	$10.10
Class Z	Actual	$1,000.00	$1,136.30	1.00%	$5.36
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06
Class R6	Actual	$1,000.00	$1,136.30	1.00%	$5.36
	Hypothetical	$1,000.00	$1,020.05	1.00%	$5.06

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2020, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of September 30, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

COMMON STOCKS

Diversified REITs 6.8%
Essential Properties Realty Trust, Inc.	77,675	$1,423,006
STORE Capital Corp.	22,326	612,402

		2,035,408

Health Care REITs 11.5%
Community Healthcare Trust, Inc.	19,114	893,771
Global Medical REIT, Inc.	68,213	920,875
Healthpeak Properties, Inc.	14,571	395,603
Welltower, Inc.	21,839	1,203,110

		3,413,359

Hotel & Resort REITs 5.4%
Apple Hospitality REIT, Inc.	126,576	1,216,395
MGM Growth Properties LLC (Class A Stock)	13,863	387,887

		1,604,282

Industrial REITs 16.3%
Americold Realty Trust	13,527	483,590
Duke Realty Corp.	17,688	652,687
Prologis, Inc.	26,820	2,698,628
Rexford Industrial Realty, Inc.	21,973	1,005,485

		4,840,390

Office REITs 2.7%
Alexandria Real Estate Equities, Inc.	755	120,800
Corporate Office Properties Trust	28,961	686,955

		807,755

Residential REITs 19.8%
American Campus Communities, Inc.	14,294	499,147
AvalonBay Communities, Inc.	4,598	686,665
Camden Property Trust	10,727	954,488
Equity LifeStyle Properties, Inc.	17,031	1,044,000
Essex Property Trust, Inc.	678	136,136
Invitation Homes, Inc.	54,925	1,537,351
Sun Communities, Inc.	1,943	273,205
UDR, Inc.	23,068	752,248

		5,883,240

See Notes to Financial Statements.

PGIM US Real Estate Fund	9

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Retail REITs 9.7%
Agree Realty Corp.	12,794	$814,210
Realty Income Corp.	4,329	262,987
Regency Centers Corp.	12,964	492,891
Simon Property Group, Inc.	11,321	732,243
Spirit Realty Capital, Inc.	17,248	582,120

		2,884,451

Specialized REITs 26.4%
American Tower Corp.	633	153,015
Digital Realty Trust, Inc.	7,250	1,064,010
Equinix, Inc.	3,592	2,730,387
Extra Space Storage, Inc.	2,163	231,419
Gaming & Leisure Properties, Inc.	13,670	504,833
Life Storage, Inc.	11,606	1,221,764
Public Storage	1,104	245,883
QTS Realty Trust, Inc. (Class A Stock)	10,799	680,553
SBA Communications Corp.	1,054	335,678
VICI Properties, Inc.	29,704	694,182

		7,861,724
TOTAL INVESTMENTS 98.6% (cost $25,671,324)		29,330,609
Other assets in excess of liabilities 1.4%		410,779

NET ASSETS 100.0%		$29,741,388

Below is a list of the abbreviation(s) used in the semiannual report:

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

10

The following is a summary of the inputs used as of September 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Diversified REITs	$2,035,408	$—	$—
Health Care REITs	3,413,359	—	—
Hotel & Resort REITs	1,604,282	—	—
Industrial REITs	4,840,390	—	—
Office REITs	807,755	—	—
Residential REITs	5,883,240	—	—
Retail REITs	2,884,451	—	—
Specialized REITs	7,861,724	—	—

Total	$29,330,609	$—	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2020 were as follows:

Specialized REITs	26.4%
Residential REITs	19.8
Industrial REITs	16.3
Health Care REITs	11.5
Retail REITs	9.7
Diversified REITs	6.8
Hotel & Resort REITs	5.4

Office REITs	2.7%

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

PGIM US Real Estate Fund	11

Statement of Assets and Liabilities (unaudited)

as of September 30, 2020

Assets
Unaffiliated investments (cost $25,671,324)	$29,330,609
Receivable for investments sold	451,649
Dividends receivable	125,217
Receivable for Fund shares sold	24,914
Prepaid expenses	1,350

Total Assets	29,933,739

Liabilities
Payable to custodian	68,205
Payable for Fund shares reacquired	59,014
Custodian and accounting fees payable	19,382
Accrued expenses and other liabilities	14,407
Audit fee payable	12,534
Transfer agent’s fees and expenses payable	12,060
Management fee payable	3,164
Distribution fee payable	1,991
Affiliated transfer agent fee payable	1,430
Trustees’ fees payable	164

Total Liabilities	192,351

Net Assets	$29,741,388

Net assets were comprised of:
Shares of beneficial interest, at par	$2,488
Paid-in capital in excess of par	27,922,037
Total distributable earnings (loss)	1,816,863

Net assets, September 30, 2020	$29,741,388

See Notes to Financial Statements.

12

Class A
Net asset value and redemption price per share, ($5,398,304 ÷ 451,713 shares of beneficial interest issued and outstanding)	$11.95
Maximum sales charge (5.50% of offering price)	0.70

Maximum offering price to public	$12.65

Class C
Net asset value, offering price and redemption price per share, ($967,221 ÷ 82,920 shares of beneficial interest issued and outstanding)	$11.66

Class Z
Net asset value, offering price and redemption price per share, ($20,694,214 ÷ 1,729,215 shares of beneficial interest issued and outstanding)	$11.97

Class R6
Net asset value, offering price and redemption price per share, ($2,681,649 ÷ 224,067 shares of beneficial interest issued and outstanding)	$11.97

See Notes to Financial Statements.

PGIM US Real Estate Fund	13

Statement of Operations (unaudited)

Six Months Ended September 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income	$409,270
Affiliated dividend income	512
Affiliated income from securities lending, net	433

Total income	410,215

Expenses
Management fee	116,860
Distribution fee(a)	15,215
Custodian and accounting fees	34,295
Transfer agent’s fees and expenses (including affiliated expense of $5,448)(a)	29,867
Registration fees(a)	26,259
Audit fee	12,889
Legal fees and expenses	8,327
Shareholders’ reports	7,635
Trustees’ fees	5,584
Miscellaneous	9,210

Total expenses	266,141
Less: Fee waiver and/or expense reimbursement(a)	(94,822)
Distribution fee waiver(a)	(1,568)

Net expenses	169,751

Net investment income (loss)	240,464

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	(840,963)
Net change in unrealized appreciation (depreciation) on investments	4,543,298

Net gain (loss) on investment transactions	3,702,335

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,942,799

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Z	Class R6
Distribution fee	9,406	367	5,442	—	—
Transfer agent’s fees and expenses	8,161	131	1,424	19,983	168
Registration fees	6,257	1,474	6,083	6,855	5,590
Fee waiver and/or expense reimbursement	(22,190)	(1,692)	(8,861)	(53,652)	(8,427)
Distribution fee waiver	(1,568)	—	—	—	—

See Notes to Financial Statements.

14

Statements of Changes in Net Assets (unaudited)

	Six Months Ended September 30, 2020	Year Ended March 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$240,464	$505,311
Net realized gain (loss) on investment transactions	(840,963)	315,624
Net change in unrealized appreciation (depreciation) on investments	4,543,298	(5,782,004)

Net increase (decrease) in net assets resulting from operations	3,942,799	(4,961,069)

Dividends and Distributions
Distributions from distributable earnings
Class A	(43,426)	(345,221)
Class B	(190)	(16,521)
Class C	(3,159)	(83,630)
Class Z	(167,537)	(1,466,798)
Class R6	(15,309)	(21,465)

	(229,621)	(1,933,635)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	3,706,588	17,114,330
Net asset value of shares issued in reinvestment of dividends and distributions	226,620	1,932,448
Cost of shares reacquired	(6,063,114)	(11,426,156)

Net increase (decrease) in net assets from Fund share transactions	(2,129,906)	7,620,622

Total increase (decrease)	1,583,272	725,918

Net Assets:
Beginning of period	28,158,116	27,432,198

End of period	$29,741,388	$28,158,116

See Notes to Financial Statements.

PGIM US Real Estate Fund	15

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM US Real Estate Fund (the “Fund”).

The investment objective of the Fund is capital appreciation and income.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

16

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of

PGIM US Real Estate Fund	17

Notes to Financial Statements (unaudited) (continued)

the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the

18

results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

PGIM US Real Estate Fund	19

Notes to Financial Statements (unaudited) (continued)

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions from net realized capital and currency gains, if any, are declared and paid annually. Dividends and distributions to shareholders, which are

20

determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into an amended and restated subadvisory agreement with PGIM, Inc. (which provides subadvisory services to the Fund through its business unit, PGIM Real Estate) and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (together, the “Subadvisers”). The subadvisory agreement provides that the Subadvisers will provide investment advisory services to the Fund with respect to the assets of the Fund allocated to them by the Manager. In connection therewith, the Subadvisers are obligated to keep certain books and records of the Fund. The Manager pays for the services of the Subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets up to and including $1 billion, 0.73% on the next $2 billion of average daily net assets, 0.71% on the next $2 billion of average daily net assets, 0.70% on the next $5 billion of average daily net assets and 0.69% on the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.75% for the reporting period ended September 30, 2020.

The Manager has contractually agreed, through July 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.25% of average daily net

PGIM US Real Estate Fund	21

Notes to Financial Statements (unaudited) (continued)

assets for Class A shares, 2.00% of average daily net assets for Class C shares, 1.00% of average daily net assets for Class Z shares and 1.00% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.30% and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through July 31, 2021 to limit such fees to 0.25% of the average daily net assets of the Class A shares.

For the reporting period ended September 30, 2020, PIMS received $3,403 in front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2020, PIMS received $10,000 and $775 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

22

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2020, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2020, were $38,296,319 and $40,184,368, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$457,595	$5,701,619	$6,159,214	$—	$—	$—	—	$512

PGIM US Real Estate Fund	23

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund*
$—	$1,641,273	$1,641,273	$—	$—	$—	—	$433	**

$457,595	$7,342,892	$7,800,487	$—	$—	$—		$945

*	The Fund did not have any capital gain distributions during the reporting period.

**	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2020 were as follows:

Tax Basis	$26,275,491

Gross Unrealized Appreciation	4,193,493
Gross Unrealized Depreciation	(1,138,375)

Net Unrealized Appreciation	$3,055,118

The book basis may differ from tax basis due to certain tax-related adjustments.

The Fund elected to treat late year losses of approximately $551,000 as having been incurred in the following fiscal year (March 31, 2021).

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase

24

Class A shares at net asset value. Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of September 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class Z	1,512,407	87.5%
Class R6	985	0.4%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	60.9%	2	14.0%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2020:
Shares sold	28,580	$313,414
Shares issued in reinvestment of dividends and distributions	3,571	40,447
Shares reacquired	(167,234)	(2,005,895)

Net increase (decrease) in shares outstanding before conversion	(135,083)	(1,652,034)
Shares issued upon conversion from other share class(es)	17,607	203,245
Shares reacquired upon conversion into other share class(es)	(1,459)	(18,167)

Net increase (decrease) in shares outstanding	(118,935)	$(1,466,956)

Year ended March 31, 2020:
Shares sold	226,567	$2,986,498
Shares issued in reinvestment of dividends and distributions	25,522	344,069
Shares reacquired	(76,589)	(1,035,967)

Net increase (decrease) in shares outstanding before conversion	175,500	2,294,600
Shares issued upon conversion from other share class(es)	34,765	477,318

Net increase (decrease) in shares outstanding	210,265	$2,771,918

PGIM US Real Estate Fund	25

Notes to Financial Statements (unaudited) (continued)

Class B	Shares	Amount
Period ended June 26, 2020*:
Shares sold	371	$4,000
Shares issued in reinvestment of dividends and distributions	18	190
Shares reacquired	(188)	(2,027)

Net increase (decrease) in shares outstanding before conversion	201	2,163
Shares reacquired upon conversion into other share class(es)	(17,515)	(197,930)

Net increase (decrease) in shares outstanding	(17,314)	$(195,767)

Year ended March 31, 2020:
Shares sold	544	$7,371
Shares issued in reinvestment of dividends and distributions	1,253	16,521
Shares reacquired	(6,302)	(86,710)

Net increase (decrease) in shares outstanding before conversion	(4,505)	(62,818)
Shares reacquired upon conversion into other share class(es)	(22,611)	(308,707)

Net increase (decrease) in shares outstanding	(27,116)	$(371,525)

Class C
Six months ended September 30, 2020:
Shares sold	5,658	$65,329
Shares issued in reinvestment of dividends and distributions	285	3,159
Shares reacquired	(45,615)	(495,496)

Net increase (decrease) in shares outstanding before conversion	(39,672)	(427,008)
Shares reacquired upon conversion into other share class(es)	(482)	(5,315)

Net increase (decrease) in shares outstanding	(40,154)	$(432,323)

Year ended March 31, 2020:
Shares sold	59,600	$825,665
Shares issued in reinvestment of dividends and distributions	6,359	83,653
Shares reacquired	(19,067)	(246,112)

Net increase (decrease) in shares outstanding before conversion	46,892	663,206
Shares reacquired upon conversion into other share class(es)	(12,216)	(159,832)

Net increase (decrease) in shares outstanding	34,676	$503,374

Class Z
Six months ended September 30, 2020:
Shares sold	129,885	$1,511,348
Shares issued in reinvestment of dividends and distributions	14,800	167,515
Shares reacquired	(272,164)	(3,203,135)

Net increase (decrease) in shares outstanding before conversion	(127,479)	(1,524,272)
Shares issued upon conversion from other share class(es)	1,457	18,167

Net increase (decrease) in shares outstanding	(126,022)	$(1,506,105)

Year ended March 31, 2020:
Shares sold	866,339	$11,833,075
Shares issued in reinvestment of dividends and distributions	108,583	1,466,740
Shares reacquired	(712,960)	(9,798,548)

Net increase (decrease) in shares outstanding before conversion	261,962	3,501,267
Shares reacquired upon conversion into other share class(es)	(654)	(8,779)

Net increase (decrease) in shares outstanding	261,308	$3,492,488

26

Class R6	Shares	Amount
Six months ended September 30, 2020:
Shares sold	163,151	$1,812,497
Shares issued in reinvestment of dividends and distributions	1,346	15,309
Shares reacquired	(30,258)	(356,561)

Net increase (decrease) in shares outstanding	134,239	$1,471,245

Year ended March 31, 2020:
Shares sold	105,866	$1,461,721
Shares issued in reinvestment of dividends and distributions	1,596	21,465
Shares reacquired	(18,553)	(258,819)

Net increase (decrease) in shares outstanding	88,909	$1,224,367

*	Effective June 26, 2020, all of the issued and outstanding Class B shares of the Fund converted into Class A shares.

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

PGIM US Real Estate Fund	27

Notes to Financial Statements (unaudited) (continued)

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended September 30, 2020. The average daily balance for the 17 days that the Fund had loans outstanding during the period was approximately $326,647, borrowed at a weighted average interest rate of 1.36%. The maximum loan outstanding amount during the period was $782,000. At September 30, 2020, the Fund did not have an outstanding loan amount.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

28

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Non-diversification Risk: A non-diversified Fund may invest a greater percentage of its assets in the securities of a single company or industry than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Related Securities Risk: An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

Risks of Investing in equity REITs: Real estate securities are subject to similar risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of payments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

PGIM US Real Estate Fund	29

Notes to Financial Statements (unaudited) (continued)

In addition, investing in equity REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the equity REITs, while mortgage REITs may be affected by the quality of any credit extended. Equity REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Since equity REITs are relatively smaller in size when compared to the broader market, and smaller companies tend to be more volatile than larger companies, they may be more volatile and/or more illiquid than other types of equity securities. Equity REITs are subject to interest rate risks. Equity REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each equity REIT in which it invests, in addition to the expenses of the Fund. Since the Fund concentrates in the real estate industry, the holdings of the Fund can vary significantly from broad market indexes. As a result, the performance of the Fund can deviate from the performance of such indexes.

10.  Recent Accounting Pronouncements and Reporting Updates

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.60		$13.14	$11.05	$12.01	$13.71	$14.80
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.19	0.19	0.18	0.06	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.35		(1.93)	2.47	(0.41)	0.07	(0.11)
Total from investment operations	1.43		(1.74)	2.66	(0.23)	0.13	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.19)	(0.19)	(0.13)	(0.27)	(0.14)
Distributions from net realized gains	-		(0.61)	(0.38)	(0.60)	(1.56)	(1.05)
Total dividends and distributions	(0.08)		(0.80)	(0.57)	(0.73)	(1.83)	(1.19)
Net asset value, end of period	$11.95		$10.60	$13.14	$11.05	$12.01	$13.71
Total Return(b):	13.50%		(14.51)%	24.76%	(2.36)%	1.01%	1.28%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,398		$6,050	$4,735	$3,938	$4,863	$5,013
Average net assets (000)	$6,254		$5,832	$4,230	$4,492	$5,555	$4,850
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.25	%(e)	1.25%	1.25%	1.25%	1.34%	1.61	%(f)
Expenses before waivers and/or expense reimbursement	2.01	%(e)	2.00%	2.36%	2.22%	1.92%	1.73	%(f)
Net investment income (loss)	1.35	%(e)	1.42%	1.63%	1.49%	0.43%	1.53%
Portfolio turnover rate(g)	124%		211%	154%	92%	122%	156%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.35		$12.84	$10.81	$11.79	$13.49	$14.60
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.10	0.08	(0.05)	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.30		(1.88)	2.41	(0.39)	0.08	(0.11)
Total from investment operations	1.34		(1.79)	2.51	(0.31)	0.03	-
Less Dividends and Distributions:
Dividends from net investment income	(0.03)		(0.09)	(0.10)	(0.07)	(0.17)	(0.06)
Distributions from net realized gains	-		(0.61)	(0.38)	(0.60)	(1.56)	(1.05)
Total dividends and distributions	(0.03)		(0.70)	(0.48)	(0.67)	(1.73)	(1.11)
Net asset value, end of period	$11.66		$10.35	$12.84	$10.81	$11.79	$13.49
Total Return(b):	12.97%		(15.08)%	23.81%	(3.11)%	0.26%	0.53%

Ratios/Supplemental Data:
Net assets, end of period (000)	$967		$1,273	$1,135	$949	$1,536	$1,491
Average net assets (000)	$1,085		$1,360	$947	$1,294	$1,669	$1,543
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	2.00	%(e)	2.00%	2.00%	2.00%	2.08%	2.36	%(f)
Expenses before waivers and/or expense reimbursement	3.63	%(e)	3.32%	4.17%	3.10%	2.62%	2.43	%(f)
Net investment income (loss)	0.63	%(e)	0.65%	0.89%	0.69%	(0.39)%	0.80%
Portfolio turnover rate(g)	124%		211%	154%	92%	122%	156%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended September 30, 2020		Year Ended March 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.62		$13.16	$11.07	$12.02	$13.72	$14.80
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.22	0.23	0.21	0.08	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		(1.93)	2.46	(0.40)	0.09	(0.12)
Total from investment operations	1.44		(1.71)	2.69	(0.19)	0.17	0.14
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.22)	(0.22)	(0.16)	(0.31)	(0.17)
Distributions from net realized gains	-		(0.61)	(0.38)	(0.60)	(1.56)	(1.05)
Total dividends and distributions	(0.09)		(0.83)	(0.60)	(0.76)	(1.87)	(1.22)
Net asset value, end of period	$11.97		$10.62	$13.16	$11.07	$12.02	$13.72
Total Return(b):	13.63%		(14.27)%	25.03%	(2.09)%	1.26%	1.56%

Ratios/Supplemental Data:
Net assets, end of period (000)	$20,694		$19,702	$20,978	$15,422	$16,397	$35,941
Average net assets (000)	$21,530		$25,381	$17,162	$16,394	$22,153	$36,976
Ratios to average net assets(c)(d):
Expenses after waivers and/or expense reimbursement	1.00	%(e)	1.00%	1.00%	1.00%	1.13%	1.36	%(f)
Expenses before waivers and/or expense reimbursement	1.50	%(e)	1.44%	1.54%	1.80%	1.56%	1.43	%(f)
Net investment income (loss)	1.63	%(e)	1.60%	1.90%	1.76%	0.63%	1.90%
Portfolio turnover rate(g)	124%		211%	154%	92%	122%	156%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes 0.01% of loan interest expense.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM US Real Estate Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended September 30, 2020		Year Ended March 31,		May 25, 2017(a) through March 31, 2018
			2020	2019
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.62		$13.16	$11.06	$12.16
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.28	0.22	0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.34		(1.99)	2.48	(0.54)
Total from investment operations	1.44		(1.71)	2.70	(0.34)
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.22)	(0.22)	(0.16)
Distributions from net realized gains	-		(0.61)	(0.38)	(0.60)
Total dividends and distributions	(0.09)		(0.83)	(0.60)	(0.76)
Net asset value, end of period	$11.97		$10.62	$13.16	$11.06
Total Return(c):	13.63%		(14.27)%	25.14%	(3.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,682		$954	$12	$10
Average net assets (000)	$2,135		$294	$11	$10
Ratios to average net assets(d)(e):
Expenses after waivers and/or expense reimbursement	1.00	%(f)	1.00%	1.00%	1.00	%(f)
Expenses before waivers and/or expense reimbursement	1.79	%(f)	4.99%	135.20%	115.13	%(f)
Net investment income (loss)	1.73	%(f)	2.06%	1.88%	1.93	%(f)
Portfolio turnover rate(g)	124%		211%	154%	92%

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Effective January 1, 2018, class specific expenses include transfer agent fees and expenses and registration fees, which are charged to their respective share class.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM US Real Estate Fund	35

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM US Real Estate Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Real Estate unit (“PGIM Real Estate”), and PGIM Real Estate (UK) Limited (“PGIM RE (UK)”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM Real Estate and PGIM RE (UK). Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations

[1]	PGIM US Real Estate Fund is a series of Prudential Investment Portfolios 12.

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIM (through its PGIM Real Estate unit), and PGIM RE (UK), which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board noted that PGIM Real Estate and PGIM RE (UK) are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as the administrator of the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by each of PGIM Real Estate and PGIM RE (UK), including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Real Estate and PGIM RE (UK), and also considered the qualifications, backgrounds and responsibilities of PGIM Real Estate’s and PGIM RE (UK)’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was

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provided with information pertaining to PGIM Investments’, PGIM Real Estate’s and PGIM RE (UK)’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Real Estate and PGIM RE (UK). The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Real Estate and PGIM RE (UK).

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Real Estate and PGIM RE (UK), and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Real Estate and PGIM RE (UK) under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments exceeded the management fees received by PGIM Investments, resulting in an operating loss to PGIM Investments for the year ended December 31, 2019. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered

PGIM US Real Estate Fund

Approval of Advisory Agreements (continued)

PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Real Estate and PGIM RE (UK)

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Real Estate, PGIM RE (UK) and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Real Estate and PGIM RE (UK) included their ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM Real Estate and PGIM RE (UK) were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2019.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively

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determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also may have provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.25% for Class A shares, 2.00% for Class C shares, 1.00% for Class Z shares and 1.00% for Class R6 shares through July 31, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM US Real Estate Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940
	PGIM Real Estate (UK) Limited	Grand Buildings 1-3 Strand Trafalgar Square, London WC2N-5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM US Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM US REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PJEAX	PJECX	PJEZX	PJEQX
CUSIP	744336603	744336801	744336884	744336751

MF209E2

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

SEMIANNUAL REPORT

SEPTEMBER 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgim.com/investments), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Large-Cap Core Equity PLUS Fund informative and useful. The report covers performance for the six-month period ended September 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Large-Cap Core Equity PLUS Fund

November 16, 2020

PGIM QMA Large-Cap Core Equity PLUS Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Average Annual Total Returns as of 9/30/20
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	22.02	–8.79	0.92 (9/19/17)
Class C	21.40	–5.21	2.00 (9/19/17)
Class Z	22.04	–3.26	2.99 (9/19/17)
Class R6	22.13	–3.26	3.05 (9/19/17)
S&P 500 Index	31.27	15.14	12.27

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’ inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

S&P 500 Index—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM QMA Large-Cap Core Equity PLUS Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 9/30/20

Ten Largest Holdings - Long	Line of Business	% of Net Assets
Apple, Inc.	Technology Hardware, Storage & Peripherals	7.5%
Microsoft Corp.	Software	6.5%
Amazon.com, Inc.	Internet & Direct Marketing Retail	5.1%
Facebook, Inc. (Class A Stock)	Interactive Media & Services	3.0%
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	2.0%
Alphabet, Inc. (Class A Stock)	Interactive Media & Services	1.8%
Procter & Gamble Co. (The)	Household Products	1.8%
UnitedHealth Group, Inc.	Health Care Providers & Services	1.7%
Adobe, Inc.	Software	1.6%
Johnson & Johnson	Pharmaceuticals	1.5%

Ten Largest Holdings - Short	Line of Business	% of Net Assets
Penumbra, Inc.	Health Care Equipment & Supplies	(1.2)%
Cree, Inc.	Semiconductors & Semiconductor Equipment	(0.9)%
Alteryx, Inc. (Class A Stock)	Software	(0.9)%
Guardant Health, Inc.	Health Care Providers & Services	(0.8)%
Albemarle Corp.	Chemicals	(0.7)%
Blueprint Medicines Corp.	Biotechnology	(0.7)%
Hasbro, Inc.	Leisure Products	(0.7)%
Carvana Co.	Specialty Retail	(0.7)%
Datadog, Inc. (Class A Stock)	Software	(0.7)%
Everbridge, Inc.	Software	(0.6)%

Holdings reflect only long-term Investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended September 30, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

PGIM QMA Large-Cap Core Equity PLUS Fund	7

Fees and Expenses (continued)

and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Large-Cap Core Equity PLUS Fund		Beginning Account Value April 1, 2020	Ending Account Value September 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,220.20	1.48%	$8.24
	Hypothetical	$1,000.00	$1,017.65	1.48%	$7.49
Class C	Actual	$1,000.00	$1,214.00	2.22%	$12.32
	Hypothetical	$1,000.00	$1,013.94	2.22%	$11.21
Class Z	Actual	$1,000.00	$1,220.40	1.22%	$6.79
	Hypothetical	$1,000.00	$1,018.95	1.22%	$6.17
Class R6	Actual	$1,000.00	$1,221.30	1.23%	$6.85
	Hypothetical	$1,000.00	$1,018.90	1.23%	$6.23

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2020, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of September 30, 2020

Description	Shares	Value

LONG-TERM INVESTMENTS 130.0%

COMMON STOCKS 129.6%

Aerospace & Defense 2.8%

General Dynamics Corp.	890	$123,203
Huntington Ingalls Industries, Inc.	300	42,225
Lockheed Martin Corp.	510	195,473
Northrop Grumman Corp.	300	94,647
Raytheon Technologies Corp.	2,680	154,207

		609,755

Air Freight & Logistics 0.4%

Hub Group, Inc. (Class A Stock)*	1,600	80,312

Automobiles 0.7%

General Motors Co.	5,300	156,827

Banks 3.0%

Associated Banc-Corp.	1,000	12,620
Bancorp, Inc. (The)*	5,800	50,112
Citigroup, Inc.	4,200	181,062
Civista Bancshares, Inc.	800	10,016
Customers Bancorp, Inc.*	10,800	120,960
Equity Bancshares, Inc. (Class A Stock)*	2,800	43,400
Esquire Financial Holdings, Inc.*	600	9,000
Financial Institutions, Inc.	2,300	35,420
First Internet Bancorp	700	10,311
HBT Financial, Inc.	4,300	48,246
MainStreet Bancshares, Inc.*	600	7,344
Midland States Bancorp, Inc.	4,200	53,970
Southern National Bancorp of Virginia, Inc.	8,400	72,912

		655,373

Beverages 1.5%

Keurig Dr. Pepper, Inc.	4,600	126,960
Monster Beverage Corp.*	600	48,120
PepsiCo, Inc.	1,180	163,548

		338,628

Biotechnology 5.8%

AbbVie, Inc.	1,400	122,626
Alexion Pharmaceuticals, Inc.*	1,260	144,182
Amgen, Inc.	520	132,163
Biogen, Inc.*	540	153,187

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	9

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology (cont’d.)

Emergent BioSolutions, Inc.*	600	$61,998
Gilead Sciences, Inc.	2,800	176,932
Incyte Corp.*	900	80,766
Neurocrine Biosciences, Inc.*	400	38,464
Regeneron Pharmaceuticals, Inc.*	300	167,934
Vertex Pharmaceuticals, Inc.*	740	201,369

		1,279,621

Building Products 1.2%

Masco Corp.	2,000	110,260
UFP Industries, Inc.	2,740	154,837

		265,097

Capital Markets 2.3%

Ameriprise Financial, Inc.	960	147,946
Federated Hermes, Inc.	4,800	103,248
Goldman Sachs Group, Inc. (The)	200	40,194
Silvercrest Asset Management Group, Inc. (Class A Stock)	3,100	32,426
Stifel Financial Corp.	1,800	91,008
Virtus Investment Partners, Inc.	600	83,190

		498,012

Chemicals 2.6%

AdvanSix, Inc.*	900	11,592
Corteva, Inc.	4,400	126,764
DuPont de Nemours, Inc.	600	33,288
LyondellBasell Industries NV (Class A Stock)	1,300	91,637
Orion Engineered Carbons SA (Germany)	2,000	25,020
PQ Group Holdings, Inc.*	1,800	18,468
Sherwin-Williams Co. (The)	200	139,348
Stepan Co.	800	87,200
W.R. Grace & Co.	800	32,232

		565,549

Commercial Services & Supplies 0.3%

Deluxe Corp.	800	20,584
Herman Miller, Inc.	1,700	51,272

		71,856

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment 1.6%

Calix, Inc.*	6,800	$120,904
Cisco Systems, Inc.	4,000	157,560
Clearfield, Inc.*	2,000	40,340
NetScout Systems, Inc.*	1,900	41,477

		360,281

Construction & Engineering 0.3%

EMCOR Group, Inc.	700	47,397
Primoris Services Corp.	600	10,824

		58,221

Construction Materials 0.1%

Forterra, Inc.*	1,200	14,184

Consumer Finance 0.5%

OneMain Holdings, Inc.	1,100	34,375
Regional Management Corp.*	4,500	74,970

		109,345

Containers & Packaging 0.1%

Westrock Co.	500	17,370

Diversified Consumer Services 0.5%

Strategic Education, Inc.	1,200	109,764

Diversified Financial Services 1.1%

Berkshire Hathaway, Inc. (Class B Stock)*	900	191,646
Marlin Business Services Corp.	5,800	40,890

		232,536

Diversified Telecommunication Services 2.6%

AT&T, Inc.(u)	9,100	259,441
Verizon Communications, Inc.(u)	5,300	315,297

		574,738

Electric Utilities 1.2%

Exelon Corp.	3,600	128,736

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	11

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Electric Utilities (cont’d.)

NRG Energy, Inc.	3,500	$107,590
Otter Tail Corp.	700	25,319

		261,645

Electrical Equipment 0.3%

Acuity Brands, Inc.	760	77,786

Electronic Equipment, Instruments & Components 0.5%

Bel Fuse, Inc. (Class B Stock)	800	8,544
Jabil, Inc.	300	10,278
Kimball Electronics, Inc.*	900	10,404
PC Connection, Inc.	400	16,424
Sanmina Corp.*	700	18,935
ScanSource, Inc.*	700	13,881
SYNNEX Corp.	300	42,018

		120,484

Energy Equipment & Services 0.2%

TechnipFMC PLC (United Kingdom)	5,900	37,229

Entertainment 2.2%

Activision Blizzard, Inc.	2,200	178,090
Electronic Arts, Inc.*	1,100	143,451
Lions Gate Entertainment Corp. (Class B Stock)*	15,500	135,160
Spotify Technology SA*	100	24,257

		480,958

Equity Real Estate Investment Trusts (REITs) 2.4%

Apple Hospitality REIT, Inc.	12,000	115,320
CatchMark Timber Trust, Inc. (Class A Stock)	4,300	38,399
Columbia Property Trust, Inc.	7,700	84,007
CoreCivic, Inc.	9,800	78,400
Franklin Street Properties Corp.	9,700	35,502
Gaming & Leisure Properties, Inc.	1,012	37,373
Paramount Group, Inc.	2,600	18,408
Weyerhaeuser Co.	4,500	128,340

		535,749

Food & Staples Retailing 1.4%

Kroger Co. (The)	3,300	111,903

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Food & Staples Retailing (cont’d.)

Walgreens Boots Alliance, Inc.	2,500	$89,800
Walmart, Inc.	700	97,937

		299,640

Food Products 2.4%

Archer-Daniels-Midland Co.	2,900	134,821
Conagra Brands, Inc.	2,600	92,846
General Mills, Inc.	600	37,008
Kraft Heinz Co. (The)	4,200	125,790
Pilgrim’s Pride Corp.*	1,800	26,937
Tyson Foods, Inc. (Class A Stock)	1,900	113,012

		530,414

Gas Utilities 0.4%

UGI Corp.	2,800	92,344

Health Care Equipment & Supplies 7.4%

Abbott Laboratories	2,200	239,426
Baxter International, Inc.	600	48,252
Becton, Dickinson & Co.	200	46,536
Danaher Corp.	900	193,797
Edwards Lifesciences Corp.*	2,400	191,568
Hologic, Inc.*	1,900	126,293
Medtronic PLC	2,000	207,840
Meridian Bioscience, Inc.*	4,300	73,014
Quidel Corp.*	600	131,628
ResMed, Inc.	200	34,286
STERIS PLC	830	146,238
Utah Medical Products, Inc.	600	47,922
West Pharmaceutical Services, Inc.	500	137,450

		1,624,250

Health Care Providers & Services 5.4%

Anthem, Inc.	600	161,154
Cigna Corp.	932	157,890
CVS Health Corp.	2,300	134,320
Humana, Inc.	500	206,945
McKesson Corp.	300	44,679
UnitedHealth Group, Inc.(u)	1,210	377,242
Universal Health Services, Inc. (Class B Stock)	900	96,318

		1,178,548

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	13

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 1.1%

Biglari Holdings, Inc. (Class B Stock)*	200	$17,802
Domino’s Pizza, Inc.	200	85,056
McDonald’s Corp.	600	131,694
Wyndham Destinations, Inc.	300	9,228

		243,780

Household Durables 0.8%

D.R. Horton, Inc.	1,700	128,571
NVR, Inc.*	10	40,831

		169,402

Household Products 2.0%

Procter & Gamble Co. (The)(u)	2,800	389,172
Reynolds Consumer Products, Inc.	1,800	55,116

		444,288

Independent Power & Renewable Electricity Producers 0.5%

Atlantic Power Corp.*	10,400	20,384
Vistra Corp.	5,200	98,072

		118,456

Industrial Conglomerates 0.4%

3M Co.	500	80,090

Insurance 1.8%

Aflac, Inc.	1,000	36,350
Allstate Corp. (The)	1,400	131,796
Mercury General Corp.	200	8,274
MetLife, Inc.	3,500	130,095
Stewart Information Services Corp.	1,500	65,595
Universal Insurance Holdings, Inc.	1,300	17,992

		390,102

Interactive Media & Services 6.1%

Alphabet, Inc. (Class A Stock)*(u)	278	407,437
Alphabet, Inc. (Class C Stock)*(u)	191	280,693
Facebook, Inc. (Class A Stock)*(u)	2,520	659,988

		1,348,118

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail 6.4%

Amazon.com, Inc.*(u)	355	$1,117,799
eBay, Inc.	2,500	130,250
Qurate Retail, Inc. (Class A Stock)	4,200	30,156
Stamps.com, Inc.*	500	120,475

		1,398,680

IT Services 5.5%

Accenture PLC (Class A Stock)	1,090	246,329
Amdocs Ltd.	1,700	97,597
CACI International, Inc. (Class A Stock)*	500	106,580
Cognizant Technology Solutions Corp. (Class A Stock)	2,400	166,608
EPAM Systems, Inc.*	200	64,656
Euronet Worldwide, Inc.*	400	36,440
Hackett Group, Inc. (The)	9,800	109,564
International Business Machines Corp.	400	48,668
International Money Express, Inc.*	7,200	103,428
KBR, Inc.	3,300	73,788
Perspecta, Inc.	4,300	83,635
Sykes Enterprises, Inc.*	700	23,947
Visa, Inc. (Class A Stock)	205	40,994

		1,202,234

Leisure Products 1.2%

American Outdoor Brands, Inc.*	675	8,795
Brunswick Corp.	600	35,346
Malibu Boats, Inc. (Class A Stock)*	1,200	59,472
Polaris, Inc.	600	56,604
Smith & Wesson Brands, Inc.	6,600	102,432

		262,649

Life Sciences Tools & Services 2.1%

Charles River Laboratories International, Inc.*	300	67,935
IQVIA Holdings, Inc.*	1,030	162,359
Thermo Fisher Scientific, Inc.	520	229,590

		459,884

Machinery 0.9%

AGCO Corp.	200	14,854
Crane Co.	300	15,039
Gates Industrial Corp. PLC*	9,900	110,088

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	15

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Oshkosh Corp.	800	$58,800
Otis Worldwide Corp.	140	8,739

		207,520

Marine 0.1%

Matson, Inc.	800	32,072

Media 0.8%

Discovery, Inc. (Class C Stock)*	700	13,720
Gray Television, Inc.*	5,100	70,227
Nexstar Media Group, Inc. (Class A Stock)	200	17,986
ViacomCBS, Inc. (Class B Stock)	2,848	79,773

		181,706

Metals & Mining 1.2%

Newmont Corp.	2,400	152,280
Steel Dynamics, Inc.	2,600	74,438
Worthington Industries, Inc.	700	28,546

		255,264

Mortgage Real Estate Investment Trusts (REITs) 0.8%

Colony Credit Real Estate, Inc.	22,000	108,020
Ready Capital Corp.	6,200	69,440

		177,460

Multiline Retail 0.3%

Dollar General Corp.	300	62,886

Multi-Utilities 1.7%

MDU Resources Group, Inc.	4,900	110,250
Public Service Enterprise Group, Inc.	2,400	131,784
Sempra Energy	1,200	142,032

		384,066

Oil, Gas & Consumable Fuels 1.2%

Ardmore Shipping Corp. (Ireland)	20,200	71,912
Cimarex Energy Co.	1,600	38,928
International Seaways, Inc.	3,000	43,830

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Kinder Morgan, Inc.	8,400	$103,572
Teekay Tankers Ltd. (Bermuda) (Class A Stock)*	1,200	13,008

		271,250

Paper & Forest Products 0.5%

Boise Cascade Co.	2,600	103,792

Personal Products 0.3%

Nu Skin Enterprises, Inc. (Class A Stock)	1,400	70,126

Pharmaceuticals 5.0%

Bristol-Myers Squibb Co.	4,100	247,189
Eli Lilly & Co.	1,400	207,228
Johnson & Johnson(u)	2,200	327,536
Merck & Co., Inc.(u)	3,700	306,915
Mylan NV*	500	7,415
Supernus Pharmaceuticals, Inc.*	700	14,588

		1,110,871

Professional Services 0.4%

Barrett Business Services, Inc.	900	47,196
Kforce, Inc.	1,200	38,604

		85,800

Road & Rail 1.2%

CSX Corp.	1,800	139,806
Schneider National, Inc. (Class B Stock)	1,400	34,622
Werner Enterprises, Inc.	2,400	100,776

		275,204

Semiconductors & Semiconductor Equipment 6.6%

Applied Materials, Inc.	2,900	172,405
FormFactor, Inc.*	4,300	107,199
Intel Corp.(u)	6,000	310,680
KLA Corp.	400	77,496
Micron Technology, Inc.*	1,000	46,960
MKS Instruments, Inc.	1,000	109,230
NVIDIA Corp.(u)	800	432,976

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	17

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment (cont’d.)

Photronics, Inc.*	7,500	$74,700
Semtech Corp.*	2,100	111,216

		1,442,862

Software 15.7%

A10 Networks, Inc.*	7,700	49,049
Adobe, Inc.*(u)	700	343,301
Autodesk, Inc.*	500	115,505
Cadence Design Systems, Inc.*	1,300	138,619
ChannelAdvisor Corp.*	1,900	27,493
eGain Corp.*	2,300	32,591
Fortinet, Inc.*	1,100	129,591
Intuit, Inc.	680	221,823
Manhattan Associates, Inc.*	400	38,196
Microsoft Corp.(u)	6,800	1,430,244
MicroStrategy, Inc. (Class A Stock)*	800	120,448
Mitek Systems, Inc.*	1,100	14,014
OneSpan, Inc.*	5,400	113,184
Oracle Corp.(u)	4,200	250,740
Paycom Software, Inc.*	100	31,130
Progress Software Corp.	200	7,336
ServiceNow, Inc.*	200	97,000
SolarWinds Corp.*	900	18,306
SS&C Technologies Holdings, Inc.	1,200	72,624
Synopsys, Inc.*	900	192,582
Telenav, Inc.*	3,000	10,800

		3,454,576

Specialty Retail 4.4%

Asbury Automotive Group, Inc.*	1,500	146,175
AutoNation, Inc.*	1,000	52,930
Best Buy Co., Inc.	300	33,387
Hibbett Sports, Inc.*	1,000	39,220
Home Depot, Inc. (The)	800	222,168
Lowe’s Cos., Inc.(u)	1,600	265,376
O’Reilly Automotive, Inc.*	400	184,432
Sonic Automotive, Inc. (Class A Stock)	900	36,144

		979,832

Technology Hardware, Storage & Peripherals 7.5%

Apple, Inc.(u)	14,200	1,644,502

See Notes to Financial Statements.

18

Description	Shares	Value

COMMON STOCKS (Continued)

Thrifts & Mortgage Finance 0.2%

Merchants Bancorp	800	$15,768
OP Bancorp	1,600	9,152
Southern Missouri Bancorp, Inc.	800	18,864

		43,784

Tobacco 0.8%

Altria Group, Inc.	4,500	173,880

Trading Companies & Distributors 0.9%

Foundation Building Materials, Inc.*	7,200	113,184
GMS, Inc.*	4,000	96,400

		209,584

Water Utilities 0.0%

Artesian Resources Corp. (Class A Stock)	200	6,894

TOTAL COMMON STOCKS (cost $24,182,662)		28,528,130

EXCHANGE-TRADED FUND 0.4%
SPDR S&P 500 ETF Trust (cost $74,621)	240	80,373

PREFERRED STOCK 0.0%

Internet & Direct Marketing Retail

Qurate Retail, Inc., 8.000%, Maturity Date 03/15/2031* (cost $28,901)	126	12,411

TOTAL LONG-TERM INVESTMENTS (cost $24,286,184)		28,620,914

SHORT-TERM INVESTMENT 0.1%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $23,562)(w)	23,562	23,562

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $24,309,746)		28,644,476

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	19

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

SECURITIES SOLD SHORT (30.1)%

COMMON STOCKS

Aerospace & Defense (0.5)%

Kratos Defense & Security Solutions, Inc.*	3,700	$(71,336)
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,900	(35,929)

		(107,265)

Banks (0.3)%

Commerce Bancshares, Inc.	315	(17,731)
Cullen/Frost Bankers, Inc.	700	(44,765)

		(62,496)

Biotechnology (3.0)%

Biohaven Pharmaceutical Holding Co. Ltd.*	1,800	(117,018)
Bioxcel Therapeutics, Inc.*	700	(30,352)
Blueprint Medicines Corp.*	1,700	(157,590)
Epizyme, Inc.*	3,100	(36,983)
Global Blood Therapeutics, Inc.*	1,600	(88,224)
REGENXBIO, Inc.*	600	(16,512)
TG Therapeutics, Inc.*	1,500	(40,140)
Twist Bioscience Corp.*	1,300	(98,761)
Vericel Corp.*	1,300	(24,089)
Y-mAbs Therapeutics, Inc.*	1,300	(49,907)

		(659,576)

Building Products (0.1)%

AAON, Inc.	200	(12,050)

Capital Markets (0.3)%

Hamilton Lane, Inc. (Class A Stock)	1,000	(64,590)

Chemicals (1.3)%

Albemarle Corp.	1,800	(160,704)
Livent Corp.*	1,400	(12,558)
Quaker Chemical Corp.	600	(107,826)

		(281,088)

Commercial Services & Supplies (0.4)%

Stericycle, Inc.*	1,500	(94,590)

See Notes to Financial Statements.

20

Description	Shares	Value

COMMON STOCKS (Continued)

Communications Equipment (0.1)%

Harmonic, Inc.*	2,900	$(16,182)
Infinera Corp.*	2,100	(12,936)

		(29,118)

Construction & Engineering (0.2)%

Ameresco, Inc. (Class A Stock)*	900	(30,060)
NV5 Global, Inc.*	300	(15,831)

		(45,891)

Diversified Telecommunication Services (0.2)%

Bandwidth, Inc. (Class A Stock)*	300	(52,371)

Electrical Equipment (0.4)%

Plug Power, Inc.*	6,000	(80,460)

Electronic Equipment, Instruments & Components (0.7)%

II-VI, Inc.*	2,900	(117,624)
Napco Security Technologies, Inc.*	600	(14,100)
nLight, Inc.*	1,400	(32,872)

		(164,596)

Entertainment (0.6)%

Roku, Inc.*	700	(132,160)

Food & Staples Retailing (0.0)%

Chefs’ Warehouse, Inc. (The)*	11	(160)

Food Products (0.7)%

Beyond Meat, Inc.*	100	(16,606)
Hostess Brands, Inc.*	3,800	(46,854)
Landec Corp.*	900	(8,748)
Limoneira Co.	600	(8,580)
Simply Good Foods Co. (The)*	3,000	(66,150)

		(146,938)

Health Care Equipment & Supplies (3.3)%

Axonics Modulation Technologies, Inc.*	1,200	(61,248)
Glaukos Corp.*	1,400	(69,328)
Heska Corp.*	300	(29,637)
iRhythm Technologies, Inc.*	300	(71,433)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	21

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Misonix, Inc.*	600	$(7,038)
Nevro Corp.*	400	(55,720)
OrthoPediatrics Corp.*	600	(27,552)
Penumbra, Inc.*	1,300	(252,694)
Shockwave Medical, Inc.*	1,000	(75,800)
Silk Road Medical, Inc.*	700	(47,047)
Tactile Systems Technology, Inc.*	600	(21,954)
TransMedics Group, Inc.*	800	(11,024)

		(730,475)

Health Care Providers & Services (2.1)%

1Life Healthcare, Inc.*	2,900	(82,244)
Guardant Health, Inc.*	1,500	(167,670)
HealthEquity, Inc.*	2,200	(113,014)
PetIQ, Inc.*	800	(26,336)
Progyny, Inc.*	2,600	(76,518)

		(465,782)

Health Care Technology (0.7)%

Health Catalyst, Inc.*	1,200	(43,920)
Inspire Medical Systems, Inc.*	900	(116,145)

		(160,065)

Hotels, Restaurants & Leisure (0.3)%

Shake Shack, Inc. (Class A Stock)*	1,200	(77,376)

Household Durables (0.2)%

Sonos, Inc.*	3,200	(48,576)

Household Products (0.1)%

WD-40 Co.	60	(11,359)

Independent Power & Renewable Electricity Producers (0.4)%

Sunnova Energy International, Inc.*	2,700	(82,107)

Insurance (0.1)%

Markel Corp.*	20	(19,474)

See Notes to Financial Statements.

22

Description	Shares	Value

COMMON STOCKS (Continued)

Internet & Direct Marketing Retail (0.5)%

Expedia Group, Inc.	800	$(73,352)
RealReal, Inc. (The)*	2,700	(39,069)

		(112,421)

IT Services (0.7)%

Fastly, Inc. (Class A Stock)*	100	(9,368)
MongoDB, Inc.*	500	(115,755)
Repay Holdings Corp.*	1,600	(37,600)

		(162,723)

Leisure Products (1.1)%

Callaway Golf Co.	2,800	(53,592)
Hasbro, Inc.	1,900	(157,168)
Peloton Interactive, Inc. (Class A Stock)*	300	(29,772)

		(240,532)

Life Sciences Tools & Services (1.4)%

Adaptive Biotechnologies Corp.*	2,300	(111,849)
Codexis, Inc.*	2,100	(24,654)
NanoString Technologies, Inc.*	1,200	(53,640)
NeoGenomics, Inc.*	2,500	(92,225)
Quanterix Corp.*	1,000	(33,740)

		(316,108)

Media (0.3)%

Cardlytics, Inc.*	800	(56,456)

Metals & Mining (0.2)%

Allegheny Technologies, Inc.*	3,700	(32,264)
Cleveland-Cliffs, Inc.	1,900	(12,198)

		(44,462)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%

Blackstone Mortgage Trust, Inc. (Class A Stock)	600	(13,182)

Pharmaceuticals (0.2)%

Aerie Pharmaceuticals, Inc.*	900	(10,593)
Reata Pharmaceuticals, Inc. (Class A Stock)*	100	(9,742)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	23

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Description	Shares	Value

COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)

Theravance Biopharma, Inc.*	800	$(11,828)
WaVe Life Sciences Ltd.*	1,200	(10,188)

		(42,351)

Professional Services (0.4)%

Upwork, Inc.*	3,900	(68,016)
Willdan Group, Inc.*	400	(10,204)

		(78,220)

Real Estate Management & Development (0.5)%

Redfin Corp.*	2,300	(114,839)

Semiconductors & Semiconductor Equipment (1.0)%

Cree, Inc.*	3,300	(210,342)
Impinj, Inc.*	800	(21,080)

		(231,422)

Software (5.9)%

Alteryx, Inc. (Class A Stock)*	1,700	(193,035)
Anaplan, Inc.*	1,800	(112,644)
Cloudflare, Inc. (Class A Stock)*	2,600	(106,756)
Datadog, Inc. (Class A Stock)*	1,500	(153,240)
Elastic NV*	500	(53,945)
Everbridge, Inc.*	1,100	(138,303)
PROS Holdings, Inc.*	1,400	(44,716)
Q2 Holdings, Inc.*	1,000	(91,260)
Slack Technologies, Inc. (Class A Stock)*	3,500	(94,010)
Smartsheet, Inc. (Class A Stock)*	1,400	(69,188)
Splunk, Inc.*	700	(131,691)
Workday, Inc. (Class A Stock)*	90	(19,362)
Yext, Inc.*	3,500	(53,130)
Zuora, Inc. (Class A Stock)*	3,000	(31,020)

		(1,292,300)

Specialty Retail (1.2)%

Carvana Co.*	700	(156,142)
Five Below, Inc.*	300	(38,100)
Monro, Inc.	1,100	(44,627)
Signet Jewelers Ltd.	1,500	(28,050)

		(266,919)

See Notes to Financial Statements.

24

Description	Shares	Value

COMMON STOCKS (Continued)

Water Utilities (0.6)%

Essential Utilities, Inc.	3,300	$(132,825)

TOTAL SECURITIES SOLD SHORT (proceeds received $5,698,954)		(6,633,323)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 100.0% (cost $18,610,792)		22,011,153
Other assets in excess of liabilities 0.0%		3,680

NET ASSETS 100.0%		$22,014,833

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
(u)	Represents security, or a portion thereof, segregated as collateral for short sales.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Aerospace & Defense	$ 609,755	$—	$—
Air Freight & Logistics	80,312	—	—
Automobiles	156,827	—	—
Banks	655,373	—	—
Beverages	338,628	—	—
Biotechnology	1,279,621	—	—
Building Products	265,097	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	25

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Capital Markets	$498,012	$—	$—
Chemicals	565,549	—	—
Commercial Services & Supplies	71,856	—	—
Communications Equipment	360,281	—	—
Construction & Engineering	58,221	—	—
Construction Materials	14,184	—	—
Consumer Finance	109,345	—	—
Containers & Packaging	17,370	—	—
Diversified Consumer Services	109,764	—	—
Diversified Financial Services	232,536	—	—
Diversified Telecommunication Services	574,738	—	—
Electric Utilities	261,645	—	—
Electrical Equipment	77,786	—	—
Electronic Equipment, Instruments & Components	120,484	—	—
Energy Equipment & Services	37,229	—	—
Entertainment	480,958	—	—
Equity Real Estate Investment Trusts (REITs)	535,749	—	—
Food & Staples Retailing	299,640	—	—
Food Products	530,414	—	—
Gas Utilities	92,344	—	—
Health Care Equipment & Supplies	1,624,250	—	—
Health Care Providers & Services	1,178,548	—	—
Hotels, Restaurants & Leisure	243,780	—	—
Household Durables	169,402	—	—
Household Products	444,288	—	—
Independent Power & Renewable Electricity Producers	118,456	—	—
Industrial Conglomerates	80,090	—	—
Insurance	390,102	—	—
Interactive Media & Services	1,348,118	—	—
Internet & Direct Marketing Retail	1,398,680	—	—
IT Services	1,202,234	—	—
Leisure Products	262,649	—	—
Life Sciences Tools & Services	459,884	—	—
Machinery	207,520	—	—
Marine	32,072	—	—
Media	181,706	—	—
Metals & Mining	255,264	—	—
Mortgage Real Estate Investment Trusts (REITs)	177,460	—	—
Multiline Retail	62,886	—	—
Multi-Utilities	384,066	—	—
Oil, Gas & Consumable Fuels	271,250	—	—
Paper & Forest Products	103,792	—	—
Personal Products	70,126	—	—
Pharmaceuticals	1,110,871	—	—
Professional Services	85,800	—	—
Road & Rail	275,204	—	—

See Notes to Financial Statements.

26

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$1,442,862	$—	$—
Software	3,454,576	—	—
Specialty Retail	979,832	—	—
Technology Hardware, Storage & Peripherals	1,644,502	—	—
Thrifts & Mortgage Finance	43,784	—	—
Tobacco	173,880	—	—
Trading Companies & Distributors	209,584	—	—
Water Utilities	6,894	—	—
Exchange-Traded Fund	80,373	—	—
Preferred Stock
Internet & Direct Marketing Retail	12,411	—	—
Affiliated Mutual Fund	23,562	—	—

Total	$28,644,476	$—	$—

Liabilities
Common Stocks - Short
Aerospace & Defense	$(107,265)	$—	$—
Banks	(62,496)	—	—
Biotechnology	(659,576)	—	—
Building Products	(12,050)	—	—
Capital Markets	(64,590)	—	—
Chemicals	(281,088)	—	—
Commercial Services & Supplies	(94,590)	—	—
Communications Equipment	(29,118)	—	—
Construction & Engineering	(45,891)	—	—
Diversified Telecommunication Services	(52,371)	—	—
Electrical Equipment	(80,460)	—	—
Electronic Equipment, Instruments & Components	(164,596)	—	—
Entertainment	(132,160)	—	—
Food & Staples Retailing	(160)	—	—
Food Products	(146,938)	—	—
Health Care Equipment & Supplies	(730,475)	—	—
Health Care Providers & Services	(465,782)	—	—
Health Care Technology	(160,065)	—	—
Hotels, Restaurants & Leisure	(77,376)	—	—
Household Durables	(48,576)	—	—
Household Products	(11,359)	—	—
Independent Power & Renewable Electricity Producers	(82,107)	—	—
Insurance	(19,474)	—	—
Internet & Direct Marketing Retail	(112,421)	—	—
IT Services	(162,723)	—	—
Leisure Products	(240,532)	—	—
Life Sciences Tools & Services	(316,108)	—	—
Media	(56,456)	—	—
Metals & Mining	(44,462)	—	—

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	27

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Liabilities (continued)
Common Stocks - Short (continued)
Mortgage Real Estate Investment Trusts (REITs)	$(13,182)	$—	$—
Pharmaceuticals	(42,351)	—	—
Professional Services	(78,220)	—	—
Real Estate Management & Development	(114,839)	—	—
Semiconductors & Semiconductor Equipment	(231,422)	—	—
Software	(1,292,300)	—	—
Specialty Retail	(266,919)	—	—
Water Utilities	(132,825)	—	—

Total	$(6,633,323)	$—	$—

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2020 were as follows:

Software	15.7%	Oil, Gas & Consumable Fuels	1.2%
Technology Hardware, Storage & Peripherals	7.5	Building Products	1.2
Health Care Equipment & Supplies	7.4	Leisure Products	1.2
Semiconductors & Semiconductor Equipment	6.6	Electric Utilities	1.2
Internet & Direct Marketing Retail	6.4	Metals & Mining	1.2
Interactive Media & Services	6.1	Hotels, Restaurants & Leisure	1.1
Biotechnology	5.8	Diversified Financial Services	1.1
IT Services	5.5	Trading Companies & Distributors	0.9
Health Care Providers & Services	5.4	Machinery	0.9
Pharmaceuticals	5.0	Media	0.8
Specialty Retail	4.4	Mortgage Real Estate Investment Trusts (REITs)	0.8
Banks	3.0	Tobacco	0.8
Aerospace & Defense	2.8	Household Durables	0.8
Diversified Telecommunication Services	2.6	Automobiles	0.7
Chemicals	2.6	Electronic Equipment, Instruments & Components	0.5
Equity Real Estate Investment Trusts (REITs)	2.4	Independent Power & Renewable Electricity Producers	0.5
Food Products	2.4	Diversified Consumer Services	0.5
Capital Markets	2.3	Consumer Finance	0.5
Entertainment	2.2	Paper & Forest Products	0.5
Life Sciences Tools & Services	2.1	Gas Utilities	0.4
Household Products	2.0	Professional Services	0.4
Insurance	1.8	Exchange-Traded Fund	0.4
Multi-Utilities	1.7	Air Freight & Logistics	0.4
Communications Equipment	1.6	Industrial Conglomerates	0.4
Beverages	1.5	Electrical Equipment	0.3
Food & Staples Retailing	1.4	Commercial Services & Supplies	0.3
Road & Rail	1.2

See Notes to Financial Statements.

28

Industry Classification (continued):

Personal Products	0.3%	Commercial Services & Supplies	(0.4)%
Multiline Retail	0.3	Aerospace & Defense	(0.5)
Construction & Engineering	0.3	Internet & Direct Marketing Retail	(0.5)
Thrifts & Mortgage Finance	0.2	Real Estate Management & Development	(0.5)
Energy Equipment & Services	0.2	Entertainment	(0.6)
Marine	0.1	Water Utilities	(0.6)
Affiliated Mutual Fund	0.1	Food Products	(0.7)
Containers & Packaging	0.1	Health Care Technology	(0.7)
Construction Materials	0.1	IT Services	(0.7)
Water Utilities	0.0 *	Electronic Equipment, Instruments & Components	(0.7)
Securities Sold Short		Semiconductors & Semiconductor Equipment	(1.0)
Food & Staples Retailing	(0.0)*	Leisure Products	(1.1)
Household Products	(0.1)	Specialty Retail	(1.2)
Building Products	(0.1)	Chemicals	(1.3)
Mortgage Real Estate Investment Trusts (REITs)	(0.1)	Life Sciences Tools & Services	(1.4)
Insurance	(0.1)	Health Care Providers & Services	(2.1)
Communications Equipment	(0.1)	Biotechnology	(3.0)
Pharmaceuticals	(0.2)	Health Care Equipment & Supplies	(3.3)
Metals & Mining	(0.2)	Software	(5.9)

Construction & Engineering	(0.2)		100.0
Household Durables	(0.2)	Other assets in excess of liabilities	0.0 *

Diversified Telecommunication Services	(0.2)		100.0%

Media	(0.3)	________________________ * Less than +/- 0.05%
Banks	(0.3)
Capital Markets	(0.3)
Hotels, Restaurants & Leisure	(0.3)
Professional Services	(0.4)
Electrical Equipment	(0.4)
Independent Power & Renewable Electricity Producers	(0.4)

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	29

Schedule of Investments (unaudited) (continued)

as of September 30, 2020

Offsetting of financial instrument/transaction assets and liabilities:

		Gross Market
		Value of
		Recognized	Collateral	Net
Description	Counterparty	Assets/(Liabilities)	Pledged/(Received)(1)	Amount
Securities Sold Short	Scotia Capital (USA), Inc.	$(6,633,323)	$6,633,323	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

30

Statement of Assets and Liabilities (unaudited)

as of September 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $24,286,184)	$28,620,914
Affiliated investments (cost $23,562)	23,562
Dividends and interest receivable	20,148
Deposit with broker for securities sold short	15,059
Prepaid expenses	1,350

Total Assets	28,681,033

Liabilities
Securities sold short, at value (proceeds received $5,698,954)	6,633,323
Accrued expenses and other liabilities	27,919
Dividends and interest payable on securities sold short	4,577
Management fee payable	215
Affiliated transfer agent fee payable	72
Trustees’ fees payable	70
Distribution fee payable	24

Total Liabilities	6,666,200

Net Assets	$22,014,833

Net assets were comprised of:
Shares of beneficial interest, at par	$2,067
Paid-in capital in excess of par	20,694,030
Total distributable earnings (loss)	1,318,736

Net assets, September 30, 2020	$22,014,833

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	31

Statement of Assets and Liabilities (unaudited)

as of September 30, 2020

Class A
Net asset value and redemption price per share, ($73,549 ÷ 6,913 shares of beneficial interest issued and outstanding)	$10.64
Maximum sales charge (5.50% of offering price)	0.62

Maximum offering price to public	$11.26

Class C
Net asset value, offering price and redemption price per share,
($10,625 ÷ 1,007 shares of beneficial interest issued and outstanding)	$10.55

Class Z
Net asset value, offering price and redemption price per share,
($13,911 ÷ 1,309 shares of beneficial interest issued and outstanding)	$10.63

Class R6
Net asset value, offering price and redemption price per share,
($21,916,748 ÷ 2,058,041 shares of beneficial interest issued and outstanding)	$10.65

See Notes to Financial Statements.

32

Statement of Operations (unaudited)

Six Months Ended September 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $946 foreign withholding tax)	$225,228
Interest income	7,784
Affiliated dividend income	154

Total income	233,166

Expenses
Management fee	84,994
Distribution fee(a)	145
Custodian and accounting fees	33,005
Registration fees(a)	28,570
Broker fees and expenses on short sales	22,374
Audit fee	12,391
Shareholders’ reports	11,784
Legal fees and expenses	8,299
Dividend expense on short sales	7,589
Trustees’ fees	5,470
Transfer agent’s fees and expenses (including affiliated expense of $257)(a)	401
Miscellaneous	8,339

Total expenses	223,361
Less: Fee waiver and/or expense reimbursement(a)	(92,324)

Net expenses	131,037

Net investment income (loss)	102,129

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(791,668)
Short sales transactions	(1,230,369)

(2,022,037)

Net change in unrealized appreciation (depreciation) on:
Investments	7,225,028
Short sales	(1,327,566)

5,897,462

Net gain (loss) on investment transactions	3,875,425

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,977,554

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	88	57	—	—
Registration fees	7,143	7,143	7,142	7,142
Transfer agent’s fees and expenses	234	34	93	40
Fee waiver and/or expense reimbursement	(7,589)	(7,210)	(7,278)	(70,247)

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	33

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended
	September 30, 2020	March 31, 2020

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$102,129	$237,400
Net realized gain (loss) on investment transactions	(2,022,037)	7,150
Net change in unrealized appreciation (depreciation) on investments	5,897,462	(4,291,711)

Net increase (decrease) in net assets resulting from operations	3,977,554	(4,047,161)

Dividends and Distributions
Distributions from distributable earnings
Class A	—	(680)
Class C	—	(23)
Class Z	—	(176)
Class R6	—	(265,702)

	—	(266,581)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	9,730	35,732
Net asset value of shares issued in reinvestment of dividends and distributions	—	266,581
Cost of shares reacquired	(20,152)	(31,452)

Net increase (decrease) in net assets from Fund share transactions	(10,422)	270,861

Total increase (decrease)	3,967,132	(4,042,881)

Net Assets:
Beginning of period	18,047,701	22,090,582

End of period	$22,014,833	$18,047,701

See Notes to Financial Statements.

34

Statement of Cash Flows

For the Six Months Ended September 30, 2020

Cash Flows Provided by / (Used for) Operating Activities:
Net increase (decrease) in net assets resulting from operations	$3,977,554

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting From Operations to Net Cash Provided By / (Used For) Operating Activities:
Proceeds from disposition of long-term portfolio investments	12,850,551
Purchases of long-term portfolio investments	(11,862,317)
Net proceeds (purchases) of short-term portfolio investments	88,636
Costs to cover investments sold short	(4,662,600)
Proceeds from investments sold short	3,578,937
Net realized (gain) loss on investment transactions	791,668
Net realized (gain) loss on short sales transactions	1,230,369
Net change in unrealized (appreciation) depreciation on investment transactions	(7,225,028)
Net change in unrealized (appreciation) depreciation on short sales transactions	1,327,566
(Increase) Decrease in Assets:
Dividends and interest receivable	11,663
Prepaid expenses	(990)
Receivable for investments sold	1,235,738
Increase (Decrease) in Liabilities:
Accrued expenses and other liabilities	(15,036)
Dividends and interest payable on securities sold short	(6,538)
Management fee payable	(6,931)
Trustees’ fees payable	70
Distribution fee payable	2
Affiliated transfer agent fee payable	(100)
Payable for investments purchased	(1,340,266)

Total adjustments	(4,004,606)

Cash provided by (used for) operating activities	(27,052)

Cash Provided By (Used For) Financing Activities:
Proceeds from fund share sold	9,730
Payment of fund share repurchased	(20,152)

Cash provided by (used for) financing activities	(10,422)

Net increase (decrease) in cash and restricted cash, at value	(37,474)
Cash and restricted cash at beginning of period	52,533

Cash and Restricted Cash at End of Period	$15,059

   Reconciliation of Cash and Restricted Cash Reported with the Statement of Assets and Liabilities to the Statement of Cash Flows:

	September 30, 2020	March 31, 2020
Cash	$—	$221
Restricted Cash:
Deposit with broker for securities sold short	15,059	52,312

Total cash and restricted cash	$15,059	$52,533

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	35

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 12 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of the following six series: PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM QMA Long-Short Equity Fund and PGIM Short Duration Muni Fund, each of which are diversified funds for purposes of the 1940 Act and PGIM Global Real Estate Fund, PGIM Jennison Technology Fund and PGIM US Real Estate Fund, each of which are non-diversified funds for purposes of the 1940 Act, and therefore, may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Large-Cap Core Equity PLUS Fund (the “Fund”).

The investment objective of the Fund is to seek long-term capital appreciation.

2.    Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur

36

when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market

PGIM QMA Large-Cap Core Equity PLUS Fund	37

Notes to Financial Statements (unaudited) (continued)

or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Short Sales: The Fund sold a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the transaction. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. Dividends declared on open short positions are recorded on the ex-date and the interest payable is accrued daily on fixed income securities sold short, both of which are recorded as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The cash amounts pledged for securities sold short are considered restricted cash and are included in deposit with broker for securities sold short in the Statement of Assets and Liabilities.

Short sales involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the

38

Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Equity and Mortgage Real Estate Investment Trusts (collectively equity REITs): The Fund invested in equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the equity REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Class specific expenses include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss)

PGIM QMA Large-Cap Core Equity PLUS Fund	39

Notes to Financial Statements (unaudited) (continued)

are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

The Trust, on behalf of the Fund, has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA” or the “subadviser”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.80% of the Fund’s average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next $2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets and 0.74% on the average daily net assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was 0.80% for the reporting period ended September 30, 2020.

The Manager has contractually agreed, through July 31, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class A shares, 1.95% of average daily net assets for Class C shares, 0.95% of

40

average daily net assets for Class Z shares and 0.95% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z or Class R6 shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to 0.25% and 1% of the average daily net assets of the Class A and Class C shares, respectively.

For the reporting period ended September 30, 2020, PIMS did not receive any front-end sales charges resulting from sales of Class A shares. Additionally, for the reporting period ended September 30, 2020, PIMS did not receive any contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned

PGIM QMA Large-Cap Core Equity PLUS Fund	41

Notes to Financial Statements (unaudited) (continued)

underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended September 30, 2020, no 17a-7 transactions were entered into by the Fund.

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended September 30, 2020, were $15,850,379 and $15,747,192, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended September 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$112,198	$388,663	$477,299	$—	$—	$23,562	23,562	$154

*	The Fund did not have any capital gain distributions during the reporting period.

42

6.    Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2020 were as follows:

Tax Basis	$18,695,044

Gross Unrealized Appreciation	6,236,542
Gross Unrealized Depreciation	(2,920,433)

Net Unrealized Appreciation	$3,316,109

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2020 of approximately $138,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended March 31, 2020 are subject to such review.

7.    Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The Trust has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

PGIM QMA Large-Cap Core Equity PLUS Fund	43

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class A	1,023	14.8%
Class C	1,007	100.0%
Class Z	1,029	78.6%
Class R6	2,058,041	100.0%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
1	99.5%	—	—%

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2020:
Shares sold	104	$1,004

Net increase (decrease) in shares outstanding	104	$1,004

Year ended March 31, 2020:
Shares sold	2,006	$21,554
Shares issued in reinvestment of dividends and distributions	57	680
Shares reacquired	(2,247)	(23,451)

Net increase (decrease) in shares outstanding before conversion	(184)	(1,217)
Shares issued upon conversion from other share class(es)	1,353	15,018

Net increase (decrease) in shares outstanding	1,169	$13,801

Class C
Six months ended September 30, 2020:
Shares reacquired	(758)	$(7,595)

Net increase (decrease) in shares outstanding	(758)	$(7,595)

Year ended March 31, 2020:
Shares sold	758	$6,275
Shares issued in reinvestment of dividends and distributions	2	23

Net increase (decrease) in shares outstanding before conversion	760	6,298
Shares reacquired upon conversion into other share class(es)	(1,358)	(15,018)

Net increase (decrease) in shares outstanding	(598)	$(8,720)

44

Class Z	Shares	Amount
Six months ended September 30, 2020:
Shares sold	845	$8,726
Shares reacquired	(1,210)	(12,557)

Net increase (decrease) in shares outstanding	(365)	$(3,831)

Year ended March 31, 2020:
Shares sold	732	$7,792
Shares issued in reinvestment of dividends and distributions	15	176
Shares reacquired	(716)	(8,001)

Net increase (decrease) in shares outstanding	31	$(33)

Class R6
Six months ended September 30, 2020:
Net increase (decrease) in shares outstanding	—	$—

Year ended March 31, 2020:
Shares sold	—	$111
Shares issued in reinvestment of dividends and distributions	22,479	265,702

Net increase (decrease) in shares outstanding	22,479	$265,813

8.    Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

* Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Subsequent to the reporting period end, the SCA has been renewed effective October 2, 2020 and will provide a commitment of $1,200,000,000 through September 30, 2021. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large

PGIM QMA Large-Cap Core Equity PLUS Fund	45

Notes to Financial Statements (unaudited) (continued)

scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended September 30, 2020.

9.    Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s

46

financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

Short Sales Risk: Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. When selling short against the box (i.e. short selling securities which the Fund already owns), the Fund gives up the opportunity for capital appreciation in the security.

10.  Recent Accounting Pronouncements and Reporting Updates

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of certain provisions of the ASU and any impact on the financial statement disclosures has not yet been determined.

PGIM QMA Large-Cap Core Equity PLUS Fund	47

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended September 30,		Year Ended March 31,		September 19, 2017(a) through March 31,
	2020		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.73		$10.81	$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.04		0.09	0.08	0.02
Net realized and unrealized gain (loss) on investment transactions	1.87		(2.07)	0.27	0.58
Total from investment operations	1.91		(1.98)	0.35	0.60
Less Dividends and Distributions:
Dividends from net investment income	-		(0.10)	(0.07)	(0.03)
Distributions from net realized gains	-		-	(0.02)	(0.02)
Total dividends and distributions	-		(0.10)	(0.09)	(0.05)
Net asset value, end of period	$10.64		$8.73	$10.81	$10.55
Total Return(c):	22.02%		(18.63)%	3.39%	6.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$74		$59	$61	$40
Average net assets (000)	$71		$74	$42	$20
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.48	%(f)	1.94%	2.11%	1.72	%(f)
Expenses before waivers and/or expense reimbursement(e)	22.90	%(f)	20.53%	37.62%	203.54	%(f)
Net investment income (loss)	0.71	%(f)	0.79%	0.72%	0.43	%(f)
Portfolio turnover rate(g)	47%		101%	88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.28%, 0.74%, 0.91% and 0.52% for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

48

Class C Shares
	Six Months Ended September 30,		Year Ended March 31,		September 19, 2017(a) through March 31,
	2020		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.69		$10.77	$10.52	$10.00
Income (loss) from investment operations:
Net investment income (loss)	-	(c)	- (d)	0.01	(0.02)
Net realized and unrealized gain (loss) on investment transactions	1.86		(2.06)	0.26	0.57
Total from investment operations	1.86		(2.06)	0.27	0.55
Less Dividends and Distributions:
Dividends from net investment income	-		(0.02)	-	(0.01)
Distributions from net realized gains	-		-	(0.02)	(0.02)
Total dividends and distributions	-		(0.02)	(0.02)	(0.03)
Net asset value, end of period	$10.55		$8.69	$10.77	$10.52
Total Return(e):	21.40%		(19.16)%	2.59%	5.48%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$15	$25	$11
Average net assets (000)	$11		$12	$17	$11
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement(g)	2.22	%(h)	2.66%	2.89%	2.43	%(h)
Expenses before waivers and/or expense reimbursement(g)	128.98	%(h)	113.43%	87.13%	383.62	%(h)
Net investment income (loss)	(0.05	)%(h)	0.04%	0.06%	(0.32	)%(h)
Portfolio turnover rate(i)	47%		101%	88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $(0.005) per share.
(d)	Less than $0.005 per share.
(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.27%, 0.70%, 0.94% and 0.48% for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(h)	Annualized.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	49

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended September 30,		Year Ended March 31,		September 19, 2017(a) through March 31,
	2020		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.71		$10.78	$10.53	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.11	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	1.87		(2.05)	0.26	0.55
Total from investment operations	1.92		(1.94)	0.37	0.59
Less Dividends and Distributions:
Dividends from net investment income	-		(0.13)	(0.10)	(0.04)
Distributions from net realized gains	-		-	(0.02)	(0.02)
Total dividends and distributions	-		(0.13)	(0.12)	(0.06)
Net asset value, end of period	$10.63		$8.71	$10.78	$10.53
Total Return(c):	22.04%		(18.31)%	3.59%	5.87%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$15	$18	$15
Average net assets (000)	$14		$14	$18	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.22	%(f)	1.69%	1.85%	1.42	%(f)
Expenses before waivers and/or expense reimbursement(e)	102.61	%(f)	91.92%	81.69%	341.63	%(f)
Net investment income (loss)	1.01	%(f)	1.01%	1.00%	0.71	%(f)
Portfolio turnover rate(g)	47%		101%	88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.27%, 0.74%, 0.90% and 0.47% for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

50

Class R6 Shares
	Six Months Ended September 30,		Year Ended March 31,		September 19, 2017(a) through March 31,
	2020		2020	2019	2018

Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$8.73		$10.80	$10.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05		0.12	0.11	0.04
Net realized and unrealized gain (loss) on investment transactions	1.87		(2.06)	0.26	0.57
Total from investment operations	1.92		(1.94)	0.37	0.61
Less Dividends and Distributions:
Dividends from net investment income	-		(0.13)	(0.10)	(0.04)
Distributions from net realized gains	-		-	(0.02)	(0.02)
Total dividends and distributions	-		(0.13)	(0.12)	(0.06)
Net asset value, end of period	$10.65		$8.73	$10.80	$10.55
Total Return(c):	22.13%		(18.37)%	3.58%	6.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$21,917		$17,958	$21,986	$21,226
Average net assets (000)	$21,094		$22,465	$21,827	$21,315
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement(e)	1.23	%(f)	1.69%	1.85%	1.42	%(f)
Expenses before waivers and/or expense reimbursement(e)	1.89	%(f)	2.31%	2.63%	2.41	%(f)
Net investment income (loss)	0.96	%(f)	1.05%	1.00%	0.68	%(f)
Portfolio turnover rate(g)	47%		101%	88%	60%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)

The expense ratio includes dividend expense and broker fees and expenses on short sales of 0.28%, 0.74%, 0.90% and 0.47% for the six months ended September 30, 2020, the years ended March 31, 2020, March 31, 2019 and the period ended March 31, 2018, respectively.

(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Large-Cap Core Equity PLUS Fund	51

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

52

Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM QMA Large Cap Core Equity PLUS Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with QMA LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

[1]	PGIM QMA Large Cap Core Equity PLUS Fund is a series of Prudential Investment Portfolios 12.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board noted that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2019, exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of reducing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

PGIM QMA Large-Cap Core Equity PLUS Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments, QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2019. The Board considered that the Fund commenced operations on September 19, 2017 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended March 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets

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forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	3rd Quartile	N/A	N/A	N/A
Actual Management Fees: N/A*
Net Total Expenses: N/A*

*

There were not enough peer funds to create quartile group rankings. The Fund’s actual management fee ranked first out of three peers in its Lipper 15(c) Peer Group. The Fund’s net total expense ratio ranked the second out of three peers in its Lipper 15(c) Peer Group.

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 1.20% for Class A shares, 1.95% for Class C shares, 0.95% for Class Z shares, and 0.95% for Class R6 shares through July 31, 2021.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to allow the Fund to continue to create a longer-term performance record and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM QMA Large-Cap Core Equity PLUS Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Large-Cap Core Equity PLUS Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA LARGE-CAP CORE EQUITY PLUS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PQMAX	PQMCX	PQMZX	PQMQX
CUSIP	744336728	744336710	744336686	744336694

MF237E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 12

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	November 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	November 16, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	November 16, 2020